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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08553

Evergreen International Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a semi-annual filing for six of its series, Evergreen Emerging Markets Growth Fund, Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen International Equity Fund, Evergreen Intrinsic World Equity Fund and Evergreen Precious Metals Fund, for the six months ended April 30, 2009. These series have October 31 fiscal year end.

Date of reporting period: April 30, 2009

Item 1 - Reports to Stockholders.

Evergreen Emerging Markets Growth Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Emerging Markets Growth Fund for the six-month period ended April 30, 2009 (the “period”).

Volatility continued to dominate trading patterns through the end of 2008, as losses mounted within the equity markets. Weak economic data, falling profit forecasts, and uncertainty about the auto industry compounded worries about the credit crisis and led to increased selling, which spared few equity categories. In early 2009, layoff announcements accelerated; further pressuring personal consumption and business investment. The fixed income markets worried about deflation during the period, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April 2009, stocks rallied off their March 2009 lows with international and small cap stocks leading the gains. However, given the still unresolved issues of credit availability, rising unemployment, declining home values, looming auto bankruptcies, and the possibility for more bank re-capitalizations, we believe investors need to prepare for a potential retest of the March 2009 lows in the coming months.

The unprecedented economic and financial turmoil has been met with an unprecedented policy response, as the Federal Reserve Board, the U.S. Treasury, the Federal Deposit Insurance Corporation and the Federal Housing Administration have allocated more than $11 trillion to combat the crisis. Perhaps most important, the Public-Private Investment Program (the “PPIP”) has been designed to help rid banks of toxic assets from their balance sheets. The measures taken to address this crisis have merely treated the symptoms, but the announcement of this program gets to the root cause: the distressed assets on (and off) bank balance sheets. The PPIP is designed to use government subsidies to attract private purchases of currently illiquid mortgage-related loans and securities held by banks. As a market returns for these assets, banks will be positioned to improve capital ratios, increase lending activity, and potentially buy their way out of the increasingly restrictive Troubled Asset Relief Program. We believe that the successful implementation of this program is critical for a sustainable expansion to ensue. As the lagged effects of the massive policy response take hold, we look for pent-up consumer demand to combine with government spending to help push Gross Domestic Product back into positive territory by the fourth quarter of 2009.

1

LETTER TO SHAREHOLDERS continued

During the period, management teams for Evergreen’s global and international funds focused on opportunities in various segments of global capital markets. Managers of Evergreen Global Large Cap Equity Fund and Evergreen Global Opportunities Fund, for example, looked at opportunities in both domestic and foreign stock markets. Evergreen Global Large Cap Equity Fund emphasized investments in larger corporations, while Evergreen Global Opportunities Fund concentrated on mid cap and small cap growth stocks. The team managing Evergreen Intrinsic World Equity Fund searched equity markets throughout the world to find high-quality companies with catalysts that could bring improved stock performance over a three- to five-year horizon. At the same time, the team managing Evergreen International Equity Fund concentrated on foreign larger cap equities, with some exposure to mid cap, small cap and emerging market stocks. Meanwhile, the focus in Evergreen Emerging Markets Growth Fund was on emerging and developing economies, while Evergreen Precious Metals Fund’s concentration was on gold and other precious metals-related equities. The London-based management team of Evergreen International Bond Fund invested in foreign fixed income markets based on their analysis of macroeconomic fundamentals, interest rate expectations and currency movements.

As we look back over the extraordinary series of events during the period, we believe it is important for all investors to keep perspective and remain focused on their long-term goals. We continue to urge investors to work with their financial advisors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for doing business with Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer
Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.
•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

3

FUND AT A GLANCE

as of April 30, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Jerry Zhang, PhD, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2009.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/6/1994

	Class A	Class B	Class C	Class I
Class inception date	9/6/1994	9/6/1994	9/6/1994	9/6/1994

Nasdaq symbol	EMGAX	EMGBX	EMGCX	EMGYX

6-month return with sales charge	10.42%	11.99%	15.85%	N/A

6-month return w/o sales charge	17.18%	16.80%	16.81%	17.39%

Average annual return*

1-year with sales charge	-41.93%	-41.33%	-39.32%	N/A

1-year w/o sales charge	-38.38%	-38.81%	-38.82%	-38.20%

5-year	12.26%	12.55%	12.78%	13.92%

10-year	9.43%	9.31%	9.31%	10.40%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Emerging Markets Growth Fund Class A shares versus a similar investment in the MSCI Emerging Markets Index (MSCI EM (G)) and the Consumer Price Index (CPI).

The MSCI EM (G) is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that concentrate their investments in a limited number of countries may face increased risk of price fluctuation over more diversified funds due to adverse developments within those countries.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of April 30, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,171.82	$11.52
Class B	$1,000.00	$1,167.97	$15.48
Class C	$1,000.00	$1,168.10	$15.48
Class I	$1,000.00	$1,173.92	$10.13
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,014.18	$10.69
Class B	$1,000.00	$1,010.51	$14.36
Class C	$1,000.00	$1,010.51	$14.36
Class I	$1,000.00	$1,015.47	$ 9.39

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (2.14% for Class A, 2.88% for Class B, 2.88% for Class C and 1.88% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2009 (unaudited)
		Year Ended October 31,

CLASS A		2008	2007	2006	2005	2004

Net asset value, beginning of period	$12.90	$30.53	$21.97	$16.48	$12.60	$11.14

Income from investment operations
Net investment income (loss)	(0.01)	0.16	0.19	0.14 [1]	0.11 [1]	0.01 [1]
Net realized and unrealized gains or losses on investments	1.65	(14.22)	12.04	7.01	3.77	1.58

Total from investment operations	1.64	(14.06)	12.23	7.15	3.88	1.59

Distributions to shareholders from
Net investment income	(0.12)	(0.15)	(0.17)	(0.13)	0	(0.13)
Net realized gains	(1.81)	(3.42)	(3.50)	(1.53)	0	0

Total distributions to shareholders	(1.93)	(3.57)	(3.67)	(1.66)	0	(0.13)

Net asset value, end of period	$12.61	$12.90	$30.53	$21.97	$16.48	$12.60

Total return[2]	17.18%	(51.64)%	63.88%	47.34%	30.79%	14.39%

Ratios and supplemental data
Net assets, end of period (thousands)	$174,560	$128,714	$305,698	$102,687	$37,108	$29,040
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.14%[3]	1.84%	1.87%	2.02%	1.96%	2.07%
Expenses excluding waivers/reimbursements and expense reductions	2.17%[3]	1.88%	1.90%	2.06%	2.05%	2.12%
Net investment income (loss)	(0.18)%[3]	0.69%	0.72%	0.72%	0.73%	0.07%
Portfolio turnover rate	14%	39%	58%	96%	86%	61%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2009 (unaudited)
		Year Ended October 31,

CLASS B		2008	2007	2006	2005	2004

Net asset value, beginning of period	$11.51	$27.69	$20.34	$15.38	$11.84	$10.48

Income from investment operations
Net investment income (loss)	(0.04)[1]	(0.01)	(0.01)[1]	0.01 [1]	0.01 [1]	(0.07)[1]
Net realized and unrealized gains or losses on investments	1.42	(12.74)	11.00	6.51	3.53	1.50

Total from investment operations	1.38	(12.75)	10.99	6.52	3.54	1.43

Distributions to shareholders from
Net investment income	0	(0.01)	(0.14)	(0.03)	0	(0.07)
Net realized gains	(1.81)	(3.42)	(3.50)	(1.53)	0	0

Total distributions to shareholders	(1.81)	(3.43)	(3.64)	(1.56)	0	(0.07)

Net asset value, end of period	$11.08	$11.51	$27.69	$20.34	$15.38	$11.84

Total return[2]	16.80%	(51.99)%	62.68%	46.29%	29.90%	13.66%

Ratios and supplemental data
Net assets, end of period (thousands)	$18,908	$17,949	$42,477	$18,243	$6,810	$5,071
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.88%[3]	2.59%	2.60%	2.72%	2.66%	2.77%
Expenses excluding waivers/reimbursements and expense reductions	2.91%[3]	2.61%	2.61%	2.76%	2.75%	2.82%
Net investment income (loss)	(0.95)%[3]	(0.08)%	(0.05)%	0.06%	0.08%	(0.62)%
Portfolio turnover rate	14%	39%	58%	96%	86%	61%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2009 (unaudited)
		Year Ended October 31,

CLASS C		2008	2007	2006	2005	2004

Net asset value, beginning of period	$11.44	$27.57	$20.27	$15.35	$11.82	$10.48

Income from investment operations
Net investment income (loss)	(0.04)[1]	(0.02)	0 [1]	0.01 [1]	0 [1]	(0.07)[1]
Net realized and unrealized gains or losses on investments	1.41	(12.66)	10.94	6.49	3.53	1.49

Total from investment operations	1.37	(12.68)	10.94	6.50	3.53	1.42

Distributions to shareholders from
Net investment income	0	(0.03)	(0.14)	(0.05)	0	(0.08)
Net realized gains	(1.81)	(3.42)	(3.50)	(1.53)	0	0

Total distributions to shareholders	(1.81)	(3.45)	(3.64)	(1.58)	0	(0.08)

Net asset value, end of period	$11.00	$11.44	$27.57	$20.27	$15.35	$11.82

Total return[2]	16.81%	(52.01)%	62.64%	46.29%	29.86%	13.66%

Ratios and supplemental data
Net assets, end of period (thousands)	$64,149	$56,839	$134,342	$44,439	$10,283	$7,860
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.88%[3]	2.59%	2.59%	2.72%	2.66%	2.77%
Expenses excluding waivers/reimbursements and expense reductions	2.91%[3]	2.61%	2.60%	2.76%	2.75%	2.82%
Net investment income (loss)	(0.95)%[3]	(0.07)%	0.01%	0.04%	0.03%	(0.61)%
Portfolio turnover rate	14%	39%	58%	96%	86%	61%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2009 (unaudited)
		Year Ended October 31,

CLASS I		2008	2007	2006	2005	2004

Net asset value, beginning of period	$13.42	$31.59	$22.59	$16.90	$12.90	$11.39

Income from investment operations
Net investment income (loss)	0.01	0.22	0.20	0.19	0.17 [1]	0.05 [1]
Net realized and unrealized gains or losses on investments	1.73	(14.77)	12.48	7.22	3.84	1.62

Total from investment operations	1.74	(14.55)	12.68	7.41	4.01	1.67

Distributions to shareholders from
Net investment income	(0.19)	(0.20)	(0.18)	(0.19)	(0.01)	(0.16)
Net realized gains	(1.81)	(3.42)	(3.50)	(1.53)	0	0

Total distributions to shareholders	(2.00)	(3.62)	(3.68)	(1.72)	(0.01)	(0.16)

Net asset value, end of period	$13.16	$13.42	$31.59	$22.59	$16.90	$12.90

Total return	17.39%	(51.51)%	64.23%	47.81%	31.12%	14.80%

Ratios and supplemental data
Net assets, end of period (thousands)	$125,585	$141,996	$364,958	$313,391	$324,654	$219,548
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.88%[2]	1.59%	1.61%	1.71%	1.66%	1.76%
Expenses excluding waivers/reimbursements and expense reductions	1.91%[2]	1.61%	1.62%	1.75%	1.75%	1.81%
Net investment income (loss)	0.01%[2]	0.89%	0.84%	0.95%	1.08%	0.37%
Portfolio turnover rate	14%	39%	58%	96%	86%	61%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS 89.2%
CONSUMER DISCRETIONARY 7.6%
Automobiles 0.9%
Astra International	Indonesia	2,095,000	$3,562,589

Hotels, Restaurants & Leisure 1.8%
Genting Berhad	Malaysia	2,758,500	3,626,342
Resorts World Berhad	Malaysia	4,700,000	3,194,944

			6,821,286

Household Durables 0.4%
Brascan Residential Properties	Brazil	908,956	1,557,178

Media 2.8%
Astro All Asia Networks plc	United Kingdom	2,311,500	1,655,709
Grupo Televisa SA de CV, ADR	Mexico	577,600	8,941,248

			10,596,957

Multiline Retail 1.2%
Lojas Americanas SA	Brazil	600,000	2,466,936
Lojas Renner SA	Brazil	230,000	2,101,464

			4,568,400

Textiles, Apparel & Luxury Goods 0.5%
Texwinca Holdings, Inc.	Bermuda	3,350,000	2,053,213

CONSUMER STAPLES 9.9%
Beverages 4.3%
Anadolu Efes Biracilik ve Malt Sanayii AS	Turkey	250,000	1,780,972
Companhia de Bebidas das Americas, ADR	Brazil	35,000	1,973,300
Lotte Chilsung Beverage Co., Ltd.	South Korea	3,500	2,264,224
Thai Beverage plc +	Thailand	40,000,000	5,133,401
Tsingtao Brewery Co., Ltd.	China	2,134,000	5,507,061

			16,658,958

Food & Staples Retailing 1.0%
C.P. 7- Eleven Public Co., Ltd.	Thailand	10,313,200	3,653,536

Food Products 3.2%
Astra Argo Lestari	Indonesia	1,368,500	2,042,730
Lotte Confectionery Co., Ltd.	South Korea	5,700	4,575,994
Tiger Brands, Ltd.	South Africa	250,000	3,912,017
Universal Robina Corp. +	Philippines	10,500,000	1,563,356

			12,094,097

Household Products 0.7%
Hindustan Unilever, Ltd.	India	600,000	2,825,047

Tobacco 0.7%
Gudang Garam +	Indonesia	4,000,000	2,815,305

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
ENERGY 11.6%
Oil, Gas & Consumable Fuels 11.6%
Cairn Energy plc *	India	150,110	$559,177
CNOOC, Ltd., ADR	Hong Kong	32,000	3,563,200
OAO Gazprom, ADR	Russia	390,000	6,973,200
OAO LUKOIL, ADR	Russia	127,000	5,664,200
Oil & Natural Gas Corp., Ltd.	India	180,000	3,128,647
PetroChina Co., Ltd., ADR	China	56,500	4,910,415
Petroleo Brasileiro SA, ADR	Brazil	210,000	5,735,940
Petroleo Brasileiro SA, ADR-Frankfurt Exchange	Brazil	140,000	4,699,800
PTT Exploration & Production plc	Thailand	750,000	2,199,943
PTT Public Co.	Thailand	350,000	1,785,461
Reliance Industries, Ltd., GDR	India	37,000	2,819,400
Reliance Industries, Ltd., GDR 144A	India	8,000	609,600
Sasol, Ltd., ADR	South Africa	60,000	1,806,600

			44,455,583

FINANCIALS 13.9%
Commercial Banks 9.3%
Banco Bradesco SA, ADR	Brazil	157,500	1,934,100
Banco do Brasil SA	Brazil	455,000	3,837,136
Bangkok Bank	Thailand	700,000	1,701,148
Bank Hapoalim, Ltd. *	Israel	1,550,000	3,570,856
First Financial Holding Co., Ltd.	Taiwan	4,775,204	2,526,678
Grupo Financiero Banorte SA de CV, Ser. O	Mexico	1,996,036	3,079,499
ICICI Bank, Ltd., ADR	India	282,100	5,819,723
KB Financial Group, Inc. *	South Korea	52,687	1,632,352
KB Financial Group, Inc., ADS *	South Korea	90,000	2,869,200
Metropolitan Bank & Trust Co.	Philippines	2,100,000	1,302,797
Sberbank	Russia	3,953,000	3,304,708
Shinhan Financial Group Corp., Ltd. *	South Korea	49,955	1,234,274
Standard Bank Group, Ltd.	South Africa	285,560	2,782,250

			35,594,721

Diversified Financial Services 1.9%
Ayala Corp.	Philippines	403,243	1,842,872
Yuanta Financial Holding Co., Ltd.	Taiwan	9,090,500	5,332,236

			7,175,108

Insurance 1.3%
Cathay Financial Holding Co., Ltd.	Taiwan	4,530,343	5,075,036

Real Estate Management & Development 1.4%
IRSA Inversiones y Representaciones SA, GDR *	Argentina	205,000	779,000
KLCC Property Holdings	Malaysia	3,387,900	3,026,270
Sao Carlos Empreendimentos E. Participacoes SA	Brazil	258,900	1,726,828

			5,532,098

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE 1.2%
Pharmaceuticals 1.2%
Teva Pharmaceutical Industries, Ltd., ADR	Israel	100,000	$4,389,000

INDUSTRIALS 6.0%
Air Freight & Logistics 0.7%
Sinotrans, Ltd.	China	15,000,000	2,787,079

Commercial Services & Supplies 0.6%
104 Corp. +	Taiwan	1,055,000	2,293,513

Industrial Conglomerates 2.4%
Far Eastern Textile, Ltd.	Taiwan	3,760,572	3,507,752
Sime Darby Berhad	Malaysia	2,386,237	4,423,923
SM Investments Corp.	Philippines	218,216	1,096,551

			9,028,226

Machinery 0.6%
First Tractor Co., Ltd.	China	4,500,000	1,207,734
Tata Motors, Ltd., ADR	India	160,000	1,233,600

			2,441,334

Professional Services 0.5%
51job, Inc., ADR * +	Cayman Islands	250,696	2,008,075

Transportation Infrastructure 1.2%
Sichuan Expressway Co., Ltd. * +	China	18,000,000	4,552,229

INFORMATION TECHNOLOGY 14.1%
Computers & Peripherals 1.3%
ASUSTeK Computer, Inc.	Taiwan	2,309,382	3,061,859
Avermedia Technologies, Inc.	Taiwan	1,561,275	1,718,307

			4,780,166

Electronic Equipment, Instruments & Components 0.7%
Hon Hai Precision Industry Co., Ltd.	Taiwan	387,333	1,119,598
Johnson Electrical Holdings, Inc.	Bermuda	7,000,000	1,526,442

			2,646,040

Internet Software & Services 2.8%
KTHitel Co., Ltd. *	South Korea	250,000	1,249,026
SINA Corp. *	Cayman Islands	338,600	9,484,186

			10,733,212

IT Services 1.0%
Infosys Technologies, Ltd., ADR	India	130,000	4,005,300

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 8.3%
MediaTek, Inc.	Taiwan	199,980	$2,083,030
Realtek Semiconductor Corp.	Taiwan	1,737,450	2,821,022
Samsung Electronics Co., Ltd.	South Korea	32,500	14,996,103
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	2,752,960	4,594,717
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	264,254	2,793,165
United Microelectronics Corp.	Taiwan	12,077,092	4,527,974

			31,816,011

MATERIALS 8.4%
Chemicals 0.4%
ICL-Israel Chemicals, Ltd.	Israel	180,000	1,508,711

Construction Materials 1.0%
Pretoria Portland Cement Co., Ltd.	South Africa	230,724	892,378
Ultratech Cement, Ltd.	India	250,000	2,987,047

			3,879,425

Metals & Mining 7.0%
Anglo Platinum, Ltd.	South Africa	68,405	3,699,969
AngloGold Ashanti, Ltd., ADR	South Africa	53,367	1,643,704
Companhia Vale do Rio Doce, ADR	Brazil	340,936	5,628,853
Companhia Vale do Rio Doce, ADR-Frankfurt Exchange	Brazil	310,000	4,256,300
Compania de Minas Buenaventura SA, ADR	Peru	100,000	2,116,000
Gold Fields, Ltd., ADR	South Africa	300,000	3,120,000
Grupo Mexico SA de CV	Mexico	2,360,328	1,829,314
Impala Platinum Holdings, Ltd.	South Africa	229,904	4,448,748

			26,742,888

TELECOMMUNICATION SERVICES 15.9%
Diversified Telecommunication Services 5.6%
China Telecom Corp., Ltd.	China	9,504,000	4,721,312
China Unicom, Ltd.	Hong Kong	1,734,199	2,000,470
China Unicom, Ltd., ADR	Hong Kong	25,606	296,261
Chunghwa Telecom Co., Ltd., ADR	Taiwan	60,000	1,134,000
KT Corp., ADR	South Korea	486,500	6,966,680
PT Telekomunikasi Indonesia, ADR	Indonesia	128,164	3,683,433
Telefonica de Argentina SA, ADR *	Argentina	46,400	425,952
Telekomunikacja Polska SA	Poland	400,000	2,114,674

			21,342,782

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 10.3%
America Movil SA de CV, Ser. L, ADR	Mexico	235,000	$7,719,750
Bharti Airtel, Ltd. *	India	250,000	3,782,866
China Mobile, Ltd.	Hong Kong	500,000	4,361,262
China Mobile, Ltd., ADR	Hong Kong	90,500	3,905,980
Mobile TeleSystems, ADR	Russia	80,000	2,651,200
MTN Group, Ltd.	South Africa	274,932	3,604,069
SK Telecom Co., Ltd.	South Korea	13,720	1,962,291
SK Telecom Co., Ltd., ADR	South Korea	361,119	5,658,735
Tim Participacoes SA *	Brazil	234,900	703,965
Turkcell Iletisim Hizmetleri AS, ADR	Turkey	408,470	5,187,569

			39,537,687

UTILITIES 0.6%
Electric Utilities 0.6%
Korea Electric Power Corp. *	South Korea	106,000	2,313,328

Total Common Stocks (cost $369,697,122)			341,844,118

PREFERRED STOCKS 1.2%
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
OAO Transneft, Var. Rate Pfd.	Russia	1,000	412,500

FINANCIALS 0.6%
Commercial Banks 0.6%
Banco Estado Rio Grande Sul, Class B, Var. Rate Pfd.	Brazil	720,000	2,351,813

UTILITIES 0.5%
Electric Utilities 0.5%
Eletrobras SA, Class B, Var. Rate Pfd.	Brazil	150,000	1,944,768

Total Preferred Stocks (cost $6,427,608)			4,709,081

RIGHTS 0.0%
TELECOMMUNICATION SERVICES 0.0%
Wireless Telecommunication Services 0.0%
Tim Participacoes SA * ☐ (cost $0)	Brazil	463	91

SHORT-TERM INVESTMENTS 7.5%
MUTUAL FUND SHARES 7.5%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.23% q ø (cost $28,721,332)	United States	28,721,332	28,721,332

Total Investments (cost $404,846,062) 97.9%			375,274,622
Other Assets and Liabilities 2.1%			7,928,073

Net Assets 100.0%			$383,202,695

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

+	Security is deemed illiquid.
*	Non-income producing security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
ADS	American Depository Shares
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of April 30, 2009:

South Korea	13.2%
Taiwan	12.3%
Brazil	11.8%
India	8.0%
South Africa	7.5%
China	6.8%
Mexico	6.2%
Russia	5.5%
Thailand	4.2%
Malaysia	4.1%
Hong Kong	4.1%
Indonesia	3.5%
Cayman Islands	3.3%
Israel	2.7%
Turkey	2.0%
Philippines	1.7%
Bermuda	1.0%
Peru	0.6%
Poland	0.6%
United Kingdom	0.5%
Argentina	0.4%

100.0%

The following table shows the percent of total long-term investments by sector as of April 30, 2009:

Telecommunication Services	17.5%
Financials	16.1%
Information Technology	15.6%
Energy	12.9%
Consumer Staples	11.0%
Materials	9.3%
Consumer Discretionary	8.4%
Industrials	6.7%
Health Care	1.3%
Utilities	1.2%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $376,124,730)	$346,553,290
Investments in affiliated issuers, at value (cost $28,721,332)	28,721,332

Total investments	375,274,622
Foreign currency, at value (cost $4,636,243)	4,535,034
Receivable for securities sold	1,641,939
Receivable for Fund shares sold	3,748,200
Dividends receivable	936,246
Prepaid expenses and other assets	31,961

Total assets	386,168,002

Liabilities
Payable for securities purchased	2,079,422
Payable for Fund shares redeemed	776,583
Advisory fee payable	12,878
Distribution Plan expenses payable	3,397
Due to other related parties	3,601
Accrued expenses and other liabilities	89,426

Total liabilities	2,965,307

Net assets	$383,202,695

Net assets represented by
Paid-in capital	$452,931,299
Overdistributed net investment loss	(1,244,990)
Accumulated net realized losses on investments	(38,815,002)
Net unrealized losses on investments	(29,668,612)

Total net assets	$383,202,695

Net assets consists of
Class A	$174,560,177
Class B	18,908,096
Class C	64,148,934
Class I	125,585,488

Total net assets	$383,202,695

Shares outstanding (unlimited number of shares authorized)
Class A	13,839,924
Class B	1,706,204
Class C	5,831,399
Class I	9,545,029

Net asset value per share
Class A	$12.61
Class A — Offering price (based on sales charge of 5.75%)	$13.38
Class B	$11.08
Class C	$11.00
Class I	$13.16

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2009 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $533,685)	$2,632,894
Securities lending	260,320
Income from affiliated issuers	36,382

Total investment income	2,929,596

Expenses
Advisory fee	1,923,474
Distribution Plan expenses
Class A	158,531
Class B	80,903
Class C	258,760
Administrative services fee	152,116
Transfer agent fees	460,245
Trustees’ fees and expenses	2,495
Printing and postage expenses	39,715
Custodian and accounting fees	252,911
Registration and filing fees	45,858
Professional fees	19,454
Interest expense	676
Other	6,764

Total expenses	3,401,902
Less: Expense reductions	(150)
Fee waivers	(39,728)

Net expenses	3,362,024

Net investment loss	(432,428)

Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities in unaffiliated issuers	(37,616,155)
Foreign currency related transactions	(365,205)

Net realized losses on investments	(37,981,360)

Net change in unrealized gains or losses on:
Securities in unaffiliated issuers	88,771,567
Foreign currency related transactions	151,861

Net change in unrealized gains or losses on investments	88,923,428

Net realized and unrealized gains or losses on investments	50,942,068

Net increase in net assets resulting from operations	$50,509,640

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2009 (unaudited)		Year Ended October 31, 2008

Operations
Net investment income (loss)		$(432,428)		$4,062,343
Net realized gains or losses on investments		(37,981,360)		56,341,578
Net change in unrealized gains or losses on investments		88,923,428		(475,876,006)

Net increase (decrease) in net assets resulting from operations		50,509,640		(415,472,085)

Distributions to shareholders from
Net investment income
Class A		(1,324,455)		(1,703,853)
Class B		0		(18,169)
Class C		0		(167,163)
Class I		(1,947,174)		(2,472,045)
Net realized gains
Class A		(17,781,194)		(34,495,579)
Class B		(2,809,336)		(5,269,745)
Class C		(8,714,154)		(16,879,005)
Class I		(17,632,361)		(38,958,536)

Total distributions to shareholders		(50,208,674)		(99,964,095)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	5,143,910	56,130,153	5,963,702	138,256,557
Class B	208,159	2,071,368	503,263	10,657,181
Class C	1,320,129	12,549,190	1,924,758	40,353,307
Class I	1,395,381	16,337,538	2,260,638	48,870,535

		87,088,249		238,137,580

Net asset value of shares issued in reinvestment of distributions
Class A	1,642,029	16,019,756	1,172,126	29,256,553
Class B	282,313	2,385,546	195,192	4,351,250
Class C	714,007	5,990,514	509,291	11,298,475
Class I	969,183	9,923,780	651,168	16,902,822

		34,319,596		61,809,100

Automatic conversion of Class B shares to Class A shares
Class A	20,523	227,895	52,874	1,185,310
Class B	(23,311)	(227,895)	(59,036)	(1,185,310)

		0		0

Payment for shares redeemed
Class A	(2,945,380)	(31,262,649)	(7,223,791)	(146,359,890)
Class B	(320,735)	(3,058,163)	(613,772)	(11,407,174)
Class C	(1,169,872)	(10,896,302)	(2,339,654)	(41,877,550)
Class I	(3,399,331)	(38,788,129)	(3,883,406)	(86,842,819)

		(84,005,243)		(286,487,433)

Net increase in net assets resulting from capital share transactions		37,402,602		13,459,247

Total increase (decrease) in net assets		37,703,568		(501,976,933)

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended April 30, 2009 (unaudited)	Year Ended October 31, 2008

Net assets
Beginning of period	$345,499,127	$847,476,060

End of period	$383,202,695	$345,499,127

Undistributed (overdistributed) net investment income (loss)	$(1,244,990)	$2,459,067

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Emerging Markets Growth Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. Non-listed equity securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 1.30% and declining to 1.00% as average daily net assets increase. For the six months ended April 30, 2009, the advisory fee was equivalent to an annual rate of 1.26% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may have been deemed to control EIMC. If Wells Fargo was deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement was subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect.

Shareholders approved the new advisory agreement between the Fund and EIMC on March 12, 2009.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2009, EIMC voluntarily waived its advisory fee in the amount of $39,728.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended April 30, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2009, the transfer agent fees were equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended April 30, 2009, EIS received $14,008 from the sale of Class A shares and $619, $33,221 and $16,434 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $41,066,982 and $75,767,979, respectively, for the six months ended April 30, 2009.

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hier-

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

archy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$369,538,682
Level 2 – Other Significant Observable Inputs	5,735,940
Level 3 – Significant Unobservable Inputs	0

Total	$375,274,622

On April 30, 2009, the aggregate cost of securities for federal income tax purposes was $407,408,150. The gross unrealized appreciation and depreciation on securities based on tax cost was $50,604,183 and $82,737,711, respectively, with a net unrealized depreciation of $32,133,528.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2009, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata.

During the six months ended April 30, 2009, the Fund had average borrowings outstanding of $110,820 (on an annualized basis) at an average rate of 0.61% and paid interest of $676.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41.125 million, up to $40.125 million of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

11. NEW ACCOUNTING PRONOUNCEMENT

In April 2009, FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FAS 157-4”). FAS 157-4 provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure will be expanded for each major category of assets. Management of the Fund does not believe the adoption of FAS 157-4 will materially impact the financial statement amounts, but will require additional disclosures. FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

12. SUBSEQUENT EVENT

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

27

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On March 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$147,304,872
Net assets voted “Against”	$1,939,181
Net assets voted “Abstain”	$2,696,231

28

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30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

[1]

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

[2]

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

[3]	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
[4]	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

566673 rv6 06/2009

Evergreen Global Large Cap Equity Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
25	NOTES TO FINANCIAL STATEMENTS
33	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Global Large Cap Equity Fund for the six-month period ended April 30, 2009 (the “period”).

Volatility continued to dominate trading patterns through the end of 2008, as losses mounted within the equity markets. Weak economic data, falling profit forecasts, and uncertainty about the auto industry compounded worries about the credit crisis and led to increased selling, which spared few equity categories. In early 2009, layoff announcements accelerated; further pressuring personal consumption and business investment. The fixed income markets worried about deflation during the period, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April 2009, stocks rallied off their March 2009 lows with international and small cap stocks leading the gains. However, given the still unresolved issues of credit availability, rising unemployment, declining home values, looming auto bankruptcies, and the possibility for more bank re-capitalizations, we believe investors need to prepare for a potential re-test of the March 2009 lows in the coming months.

The unprecedented economic and financial turmoil has been met with an unprecedented policy response, as the Federal Reserve Board, the U.S. Treasury, the Federal Deposit Insurance Corporation and the Federal Housing Administration have allocated more than $11 trillion to combat the crisis. Perhaps most important, the Public-Private Investment Program (the “PPIP”) has been designed to help rid banks of toxic assets from their balance sheets. The measures taken to address this crisis have merely treated the symptoms, but the announcement of this program gets to the root cause: the distressed assets on (and off) bank balance sheets. The PPIP is designed to use government subsidies to attract private purchases of currently illiquid mortgage-related loans and securities held by banks. As a market returns for these assets, banks will be positioned to improve capital ratios, increase lending activity, and potentially buy their way out of the increasingly restrictive Troubled Asset Relief Program. We believe that the successful implementation of this program is critical for a sustainable expansion to ensue. As the lagged effects of the massive policy response take hold, we look for pent-up consumer demand to combine with government spending to help push Gross Domestic Product back into positive territory by the fourth quarter of 2009.

1

LETTER TO SHAREHOLDERS continued

During the period, management teams for Evergreen’s global and international funds focused on opportunities in various segments of global capital markets. Managers of Evergreen Global Large Cap Equity Fund and Evergreen Global Opportunities Fund, for example, looked at opportunities in both domestic and foreign stock markets. Evergreen Global Large Cap Equity Fund emphasized investments in larger corporations, while Evergreen Global Opportunities Fund concentrated on mid cap and small cap growth stocks. The team managing Evergreen Intrinsic World Equity Fund searched equity markets throughout the world to find high-quality companies with catalysts that could bring improved stock performance over a three- to five-year horizon. At the same time, the team managing Evergreen International Equity Fund concentrated on foreign larger cap equities, with some exposure to mid cap, small cap and emerging market stocks. Meanwhile, the focus in Evergreen Emerging Markets Growth Fund was on emerging and developing economies, while Evergreen Precious Metals Fund’s concentration was on gold and other precious metals-related equities. The London-based management team of Evergreen International Bond Fund invested in foreign fixed income markets based on their analysis of macroeconomic fundamentals, interest rate expectations and currency movements.

As we look back over the extraordinary series of events during the period, we believe it is important for all investors to keep perspective and remain focused on their long-term goals. We continue to urge investors to work with their financial advisors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for doing business with Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.
•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

3

FUND AT A GLANCE

as of April 30, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2009.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/1/1995

	Class A	Class B	Class C	Class I
Class inception date	6/3/1996	6/3/1996	6/3/1996	11/1/1995

Nasdaq symbol	EAGLX	EBGLX	ECGLX	EYGLX

6-month return with sales charge	-12.11%	-11.51%	-7.94%	N/A

6-month return w/o sales charge	-6.75%	-7.01%	-7.04%	-6.65%

Average annual return*

1-year with sales charge	-43.71%	-43.55%	-41.25%	N/A

1-year w/o sales charge	-40.28%	-40.69%	-40.68%	-40.12%

5-year	-3.49%	-3.34%	-3.03%	-2.09%

10-year	-3.15%	-3.27%	-3.27%	-2.31%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Global Large Cap Equity Fund Class A shares versus a similar investment in the Morgan Stanley Capital International World Free Index (MSCI World Free) and the Consumer Price Index (CPI).

The MSCI World Free is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Funds that concentrate their investments in a limited number of countries may face increased risk of price fluctuation over more diversified funds due to adverse developments within those countries.

All data is as of April 30, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period*

Actual
Class A	$1,000.00	$ 932.47	$ 7.71
Class B	$1,000.00	$ 929.86	$11.29
Class C	$1,000.00	$ 929.59	$11.29
Class I	$1,000.00	$ 933.50	$ 6.52
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,016.81	$ 8.05
Class B	$1,000.00	$1,013.09	$11.78
Class C	$1,000.00	$1,013.09	$11.78
Class I	$1,000.00	$1,018.05	$ 6.80

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.61% for Class A, 2.36% for Class B, 2.36% for Class C and 1.36% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2009
CLASS A	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.44	$21.46	$19.18	$16.07	$14.31	$13.43

Income from investment operations
Net investment income (loss)	0.10 [1]	0.21	0.19 [1]	0.13 [1]	0.08 [1]	0 [1]
Net realized and unrealized gains or losses on investments	(0.81)	(8.15)	3.57	3.10	1.68	0.88

Total from investment operations	(0.71)	(7.94)	3.76	3.23	1.76	0.88

Distributions to shareholders from
Net investment income	(0.19)	(0.21)	(0.13)	(0.12)	0	0
Net realized gains	(0.27)	(2.87)	(1.35)	0	0	0

Total distributions to shareholders	(0.46)	(3.08)	(1.48)	(0.12)	0	0

Net asset value, end of period	$9.27	$10.44	$21.46	$19.18	$16.07	$14.31

Total return[2]	(6.75)%	(42.61)%	20.89%	20.23%	12.30%	6.55%

Ratios and supplemental data
Net assets, end of period (thousands)	$46,082	$53,600	$110,031	$100,122	$95,782	$102,417
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.61%[3]	1.61%	1.64%	1.83%	1.84%	1.93%
Expenses excluding waivers/reimbursements and expense reductions	2.17%[3]	1.85%	1.82%	1.92%	1.96%	2.00%
Net investment income (loss)	2.26%[3]	1.45%	0.97%	0.73%	0.54%	(0.03)%
Portfolio turnover rate	11%	25%	43%	43%	53%	99%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2009
CLASS B	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.60	$19.91	$17.90	$14.99	$13.44	$12.70

Income from investment operations
Net investment income (loss)	0.06 [1]	0.09 [1]	0.04 [1]	0 [1]	(0.02)[1]	(0.10)[1]
Net realized and unrealized gains or losses on investments	(0.74)	(7.53)	3.32	2.91	1.57	0.84

Total from investment operations	(0.68)	(7.44)	3.36	2.91	1.55	0.74

Distributions to shareholders from
Net investment income	(0.02)	0	0	0	0	0
Net realized gains	(0.27)	(2.87)	(1.35)	0	0	0

Total distributions to shareholders	(0.29)	(2.87)	(1.35)	0	0	0

Net asset value, end of period	$8.63	$9.60	$19.91	$17.90	$14.99	$13.44

Total return[2]	(7.01)%	(43.06)%	20.00%	19.41%	11.53%	5.83%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,328	$3,038	$9,384	$16,703	$24,803	$38,982
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.36%[3]	2.36%	2.36%	2.53%	2.54%	2.64%
Expenses excluding waivers/reimbursements and expense reductions	2.92%[3]	2.58%	2.52%	2.62%	2.66%	2.71%
Net investment income (loss)	1.48%[3]	0.64%	0.23%	(0.01)%	(0.16)%	(0.78)%
Portfolio turnover rate	11%	25%	43%	43%	53%	99%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2009
CLASS C	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.54	$19.87	$17.86	$14.96	$13.42	$12.68

Income from investment operations
Net investment income (loss)	0.06 [1]	0.10	0.05 [1]	0 [1]	(0.02)[1]	(0.10)[1]
Net realized and unrealized gains or losses on investments	(0.74)	(7.49)	3.31	2.90	1.56	0.84

Total from investment operations	(0.68)	(7.39)	3.36	2.90	1.54	0.74

Distributions to shareholders from
Net investment income	(0.06)	(0.07)	0	0	0	0
Net realized gains	(0.27)	(2.87)	(1.35)	0	0	0

Total distributions to shareholders	(0.33)	(2.94)	(1.35)	0	0	0

Net asset value, end of period	$8.53	$9.54	$19.87	$17.86	$14.96	$13.42

Total return[2]	(7.04)%	(43.05)%	20.04%	19.39%	11.48%	5.84%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,969	$8,478	$17,676	$17,484	$19,125	$24,631
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.36%[3]	2.36%	2.36%	2.53%	2.54%	2.64%
Expenses excluding waivers/reimbursements and expense reductions	2.92%[3]	2.58%	2.52%	2.62%	2.66%	2.71%
Net investment income (loss)	1.49%[3]	0.69%	0.25%	0.01%	(0.16)%	(0.76)%
Portfolio turnover rate	11%	25%	43%	43%	53%	99%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2009
CLASS I	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.78	$22.09	$19.70	$16.51	$14.66	$13.71

Income from investment operations
Net investment income (loss)	0.11 [1]	0.27 [1]	0.26 [1]	0.18 [1]	0.13 [1]	0.04 [1]
Net realized and unrealized gains or losses on investments	(0.82)	(8.44)	3.67	3.19	1.72	0.91

Total from investment operations	(0.71)	(8.17)	3.93	3.37	1.85	0.95

Distributions to shareholders from
Net investment income	(0.24)	(0.27)	(0.19)	(0.18)	0	0
Net realized gains	(0.27)	(2.87)	(1.35)	0	0	0

Total distributions to shareholders	(0.51)	(3.14)	(1.54)	(0.18)	0	0

Net asset value, end of period	$9.56	$10.78	$22.09	$19.70	$16.51	$14.66

Total return	(6.65)%	(42.49)%	21.26%	20.57%	12.62%	6.93%

Ratios and supplemental data
Net assets, end of period (thousands)	$873	$1,097	$2,897	$3,112	$3,424	$4,156
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.36%[2]	1.36%	1.36%	1.53%	1.54%	1.64%
Expenses excluding waivers/reimbursements and expense reductions	1.92%[2]	1.58%	1.52%	1.62%	1.66%	1.71%
Net investment income (loss)	2.49%[2]	1.66%	1.27%	1.02%	0.83%	0.25%
Portfolio turnover rate	11%	25%	43%	43%	53%	99%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS 98.0%
CONSUMER DISCRETIONARY 9.2%
Auto Components 0.1%
Aisin Seiki Co., Ltd.	Japan	3,900	$79,487

Automobiles 1.7%
Daimler AG	Germany	6,762	242,861
Toyota Motor Corp.	Japan	17,700	690,985

			933,846

Diversified Consumer Services 0.2%
Apollo Group, Inc., Class A *	United States	1,629	102,546

Hotels, Restaurants & Leisure 1.4%
Compass Group plc *	United Kingdom	50,496	242,032
Darden Restaurants, Inc. *	United States	3,749	138,600
McDonald’s Corp.	United States	5,093	271,406
OPAP SA *	Greece	4,948	153,455

			805,493

Household Durables 0.5%
Makita Corp.	Japan	11,000	251,521

Media 2.9%
DISH Network Corp., Class A	United States	3,679	48,747
Omnicom Group, Inc.	United States	4,806	151,245
Reed Elsevier NV *	Netherlands	10,157	112,321
Singapore Press Holdings, Ltd.	Singapore	88,000	172,374
Thomson Reuters Corp. *	Canada	10,000	280,734
Time Warner Cable, Inc.	United States	2,030	65,427
Time Warner, Inc.	United States	8,088	176,561
Viacom, Inc., Class B *	United States	3,964	76,267
Vivendi SA	France	15,971	432,556
Walt Disney Co. *	United States	5,792	126,845

			1,643,077

Multiline Retail 0.1%
Macy’s, Inc.	United States	3,886	53,160

Specialty Retail 1.9%
Aoyama Trading Co., Ltd.	Japan	12,000	172,176
AutoZone, Inc. *	United States	1,898	315,808
Best Buy Co., Inc.	United States	2,763	106,044
GameStop Corp., Class A *	United States	3,771	113,733
Hennes & Mauritz AB, Class B	Sweden	3,805	171,464
Home Depot, Inc. *	United States	7,008	184,451

			1,063,676

Textiles, Apparel & Luxury Goods 0.4%
Nike, Inc., Class B	United States	4,562	239,368

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 11.5%
Beverages 2.1%
Asahi Breweries, Ltd. *	Japan	15,000	$188,298
Coca-Cola Co. *	United States	4,991	214,863
Coca-Cola Enterprises, Inc.	United States	10,797	184,197
Diageo plc *	United Kingdom	20,187	242,791
InBev	Belgium	4,671	144,091
PepsiCo, Inc.	United States	4,135	205,758

			1,179,998

Food & Staples Retailing 2.8%
CVS Caremark Corp. *	United States	6,517	207,110
Koninklijke Ahold NV	Netherlands	24,460	269,649
Kroger Co.	United States	12,332	266,618
Wal-Mart Stores, Inc.	United States	13,001	655,250
Woolworths, Ltd. *	Australia	8,325	161,661

			1,560,288

Food Products 2.7%
Archer Daniels Midland Co. *	United States	8,509	209,491
Bunge, Ltd.	Bermuda	2,385	114,504
ConAgra Foods, Inc.	United States	9,801	173,478
Nestle SA	Switzerland	24,683	807,953
Unilever plc *	United Kingdom	10,271	201,477

			1,506,903

Household Products 1.9%
Kao Corp. *	Japan	6,000	112,614
Procter & Gamble Co.	United States	13,974	690,875
Reckitt Benckiser Group plc	United Kingdom	7,021	277,008

			1,080,497

Tobacco 2.0%
Altria Group, Inc.	United States	11,341	185,199
British American Tobacco plc	United Kingdom	22,259	539,703
Japan Tobacco, Inc.	Japan	67	167,806
Philip Morris International, Inc.	United States	7,310	264,622

			1,157,330

ENERGY 11.8%
Energy Equipment & Services 0.9%
ENSCO International, Inc. *	United States	7,420	209,838
Inpex Holdings, Inc.	Japan	15	94,758
Noble Corp.	Switzerland	6,594	180,214

			484,810

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 10.9%
Apache Corp. *	United States	3,542	$258,070
BP plc	United Kingdom	65,621	468,393
Chevron Corp.	United States	9,511	628,677
ConocoPhillips	United States	6,016	246,656
EnCana Corp. *	Canada	9,500	435,393
ENI SpA	Italy	33,509	729,323
Exxon Mobil Corp.	United States	19,568	1,304,599
Marathon Oil Corp.	United States	4,279	127,086
Nexen, Inc.	Canada	9,000	171,357
OMV AG	Austria	4,151	130,330
Petro-Canada	Canada	10,000	315,595
Repsol YPF SA	Spain	9,395	179,870
Royal Dutch Shell plc, Class B	United Kingdom	29,366	676,401
StatoilHydro ASA *	Norway	12,781	242,956
Valero Energy Corp.	United States	11,288	223,954

			6,138,660

FINANCIALS 16.6%
Capital Markets 2.2%
Bank of New York Mellon Corp. *	United States	8,084	205,980
BlackRock, Inc. *	United States	694	101,685
Chuo Mitsui Trust Holdings, Inc.	Japan	30,000	97,648
Daiwa Securities Group, Inc.	Japan	29,300	151,818
Deutsche Bank AG *	Germany	5,694	306,246
Goldman Sachs Group, Inc.	United States	1,591	204,443
Morgan Stanley	United States	2,525	59,691
State Street Corp.	United States	3,393	115,803

			1,243,314

Commercial Banks 6.6%
Australia & New Zealand Banking Group, Ltd. *	Australia	26,202	302,773
Banco Santander SA *	Spain	26,088	250,939
BNP Paribas SA	France	7,268	387,056
BOC Hong Kong Holdings, Ltd. *	Hong Kong	135,000	193,005
Canadian Imperial Bank of Commerce *	Canada	3,050	136,922
Credit Agricole SA	France	6,616	98,041
Dexia SA	Belgium	17,956	88,521
Hang Seng Bank, Ltd.	Hong Kong	13,700	153,174
HSBC Holdings plc *	United Kingdom	14,532	103,297
Intesa Sanpaolo SpA *	Italy	50,752	114,155
Lloyds TSB Group plc	United Kingdom	23,876	39,559
Mitsubishi UFJ Financial Group, Inc.	Japan	28,000	151,896
Mizuho Financial Group, Inc.	Japan	36,000	75,198
National Bank of Canada	Canada	6,000	219,475

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Nordea Bank AB *	Sweden	29,724	$223,918
Royal Bank of Canada *	Canada	10,500	372,203
Royal Bank of Scotland Group plc *	United Kingdom	106,342	65,758
Sumitomo Mitsui Financial Group, Inc.	Japan	2,600	89,637
Sumitomo Trust & Banking Co., Ltd.	Japan	48,000	199,067
Wells Fargo & Co. °	United States	22,284	445,903

			3,710,497

Diversified Financial Services 1.9%
ASX, Ltd.	Australia	4,660	110,812
Bank of America Corp.	United States	19,914	177,832
ING Groep NV	Netherlands	16,321	153,017
JPMorgan Chase & Co.	United States	17,574	579,942
Swiss Life Holding AG	Switzerland	942	73,744

			1,095,347

Insurance 4.5%
ACE, Ltd.	Switzerland	6,571	304,369
Aegon NV *	Netherlands	18,468	95,297
AFLAC, Inc.	United States	5,462	157,797
Allianz SE	Germany	1,836	169,413
Aviva plc	United Kingdom	33,715	157,360
AXA SA	France	11,794	198,881
CNP Assurances	France	2,667	211,334
MetLife, Inc.	United States	3,618	107,635
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	1,992	275,764
Old Mutual plc	United Kingdom	165,807	167,531
QBE Insurance Group, Ltd.	Australia	8,402	133,053
Tokio Marine Holdings, Inc.	Japan	7,300	192,086
Travelers Companies, Inc.	United States	7,022	288,885
Unum Group *	United States	3,248	53,072

			2,512,477

Real Estate Investment Trusts (REITs) 1.0%
Corio NV	Netherlands	4,633	207,069
Host Hotels & Resorts, Inc.	United States	14,677	112,866
Nippon Building Fund, Inc.	Japan	15	121,527
Simon Property Group, Inc.	United States	1,969	101,600

			543,062

Real Estate Management & Development 0.4%
Wharf Holdings, Ltd.	Hong Kong	71,000	236,360

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE 11.5%
Biotechnology 1.1%
Amgen, Inc. *	United States	7,263	$352,038
CSL, Ltd.	Australia	3,913	97,883
Genzyme Corp. *	United States	3,816	203,507

			653,428

Health Care Equipment & Supplies 1.5%
Baxter International, Inc.	United States	7,994	387,709
Becton, Dickinson & Co.	United States	2,239	135,415
Smith & Nephew plc	United Kingdom	21,964	156,126
St. Jude Medical, Inc. *	United States	5,637	188,952

			868,202

Health Care Providers & Services 0.9%
CIGNA Corp.	United States	5,959	117,452
McKesson Corp.	United States	3,835	141,895
WellPoint, Inc. *	United States	6,004	256,731

			516,078

Life Sciences Tools & Services 0.4%
Thermo Fisher Scientific, Inc. *	United States	5,813	203,920

Pharmaceuticals 7.6%
AstraZeneca plc	United Kingdom	10,450	368,702
Bayer AG	Germany	4,955	246,569
Eli Lilly & Co.	United States	10,222	336,508
Forest Laboratories, Inc. *	United States	7,865	170,592
GlaxoSmithKline plc *	United Kingdom	17,875	277,391
Johnson & Johnson	United States	14,245	745,868
Novartis AG	Switzerland	9,932	377,666
Novo Nordisk AS	Denmark	2,932	140,353
Pfizer, Inc. *	United States	34,608	462,363
Roche Holding AG	Switzerland	1,757	222,444
Sanofi-Aventis SA	France	8,043	465,787
Takeda Pharmaceutical Co., Ltd.	Japan	12,500	443,622

			4,257,865

INDUSTRIALS 8.8%
Aerospace & Defense 2.3%
BAE Systems plc *	United Kingdom	47,612	252,333
Bombardier, Inc.	Canada	42,000	133,043
General Dynamics Corp.	United States	4,518	233,445
L-3 Communications Holdings, Inc.	United States	4,556	346,939
Northrop Grumman Corp.	United States	6,646	321,334

			1,287,094

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 0.3%
Pitney Bowes, Inc. *	United States	2,316	$56,835
Securitas AB	Sweden	14,983	125,256

			182,091

Construction & Engineering 0.6%
Foster Wheeler, Ltd.	Switzerland	3,425	73,740
KBR, Inc.	United States	3,991	62,340
Skanska AB, B shares *	Sweden	18,661	203,559

			339,639

Electrical Equipment 0.7%
Alstom SA	France	4,584	290,123
Mitsubishi Electric Corp.	Japan	22,000	116,224

			406,347

Industrial Conglomerates 1.5%
General Electric Co.	United States	27,614	349,317
Koninklijke Philips Electronics NV	Netherlands	10,708	194,948
Siemens AG *	Germany	4,072	274,933

			819,198

Machinery 1.1%
AGCO Corp.	United States	3,117	75,743
Amada Co., Ltd. *	Japan	28,000	171,771
Caterpillar, Inc.	United States	2,694	95,853
MAN AG	Germany	2,780	172,839
Paccar, Inc. *	United States	2,375	84,170

			600,376

Marine 0.4%
Nippon Yusen Kabushiki Kaisha	Japan	39,000	158,974
Pacific Basin Shipping, Ltd.	Bermuda	173,000	86,834

			245,808

Professional Services 0.3%
Manpower, Inc. *	United States	3,846	165,724

Road & Rail 0.6%
CSX Corp.	United States	8,809	260,658
Norfolk Southern Corp.	United States	2,705	96,515

			357,173

Trading Companies & Distributors 1.0%
Mitsui & Co., Ltd. *	Japan	26,000	273,656
Sumitomo Corp. *	Japan	32,000	276,780

			550,436

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 12.4%
Communications Equipment 1.0%
Cisco Systems, Inc. *	United States	16,273	$314,394
Nokia Corp.	Finland	10,088	145,888
QUALCOMM, Inc. *	United States	2,843	120,316

			580,598

Computers & Peripherals 3.5%
Apple, Inc. *	United States	2,798	352,072
Hewlett-Packard Co.	United States	14,124	508,182
International Business Machines Corp.	United States	7,688	793,478
Western Digital Corp. *	United States	6,480	152,410
Wincor Nixdorf AG *	Germany	3,561	179,039

			1,985,181

Electronic Equipment, Instruments & Components 0.5%
Arrow Electronics, Inc.	United States	3,669	83,433
Flextronics International, Ltd.	Singapore	19,463	75,517
Jabil Circuit, Inc.	United States	10,740	86,994

			245,944

Internet Software & Services 1.6%
eBay, Inc. *	United States	8,914	146,814
Google, Inc., Class A *	United States	595	235,602
Open Text Corp.	Canada	5,200	171,256
Tencent Holdings, Ltd.	Cayman Islands	37,000	332,998

			886,670

IT Services 1.2%
Accenture, Ltd., Class A	Bermuda	8,793	258,778
Computer Sciences Corp. *	United States	2,734	101,049
Fujitsu, Ltd.	Japan	43,000	183,127
Logica plc	United Kingdom	102,655	116,934

			659,888

Office Electronics 0.5%
Canon, Inc.	Japan	8,200	245,285
Xerox Corp. *	United States	7,204	44,016

			289,301

Semiconductors & Semiconductor Equipment 1.0%
Intel Corp. *	United States	21,918	345,866
National Semiconductor Corp.	United States	8,360	103,413
Tokyo Electron, Ltd.	Japan	2,500	113,567

			562,846

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 3.1%
Microsoft Corp.	United States	37,373	$757,177
Nintendo Co., Ltd. *	Japan	660	176,076
Oracle Corp. *	United States	25,919	501,273
SAP AG	Germany	4,815	184,910
Symantec Corp. *	United States	7,027	121,216

			1,740,652

MATERIALS 6.1%
Chemicals 2.6%
Agrium, Inc. *	Canada	2,500	107,266
Air Products & Chemicals, Inc. *	United States	2,744	180,830
Akzo Nobel NV	Netherlands	3,988	168,321
BASF SE	Germany	11,718	442,952
Eastman Chemical Co. *	United States	1,708	67,773
Monsanto Co. *	United States	3,364	285,570
Syngenta AG	Switzerland	718	154,124
Yara International ASA	Norway	2,206	60,146

			1,466,982

Containers & Packaging 0.2%
Owens-Illinois, Inc. *	United States	5,617	136,998

Metals & Mining 3.3%
Anglo American plc	United Kingdom	9,425	206,912
BHP Billiton plc	United Kingdom	29,243	616,031
Freeport-McMoRan Copper & Gold, Inc.	United States	4,585	195,550
JFE Holdings, Inc. *	Japan	7,500	203,432
Kobe Steel, Ltd.	Japan	119,000	195,478
Salzgitter AG	Germany	1,867	133,244
Teck Cominco, Ltd.	Canada	9,400	98,703
ThyssenKrupp AG	Germany	8,174	175,636

			1,824,986

TELECOMMUNICATION SERVICES 5.5%
Diversified Telecommunication Services 3.6%
AT&T, Inc.	United States	23,995	614,752
France Telecom	France	14,006	312,623
Nippon Telegraph & Telephone Corp.	Japan	4,800	179,112
Telefonica SA *	Spain	23,975	457,104
Telus Corp.	Canada	6,240	145,110
Verizon Communications, Inc.	United States	10,102	306,495

			2,015,196

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 1.9%
NTT DoCoMo, Inc. *	Japan	201	$279,223
Rogers Communications, Inc., Class B	Canada	3,500	85,997
Sprint Nextel Corp.	United States	9,365	40,832
Vodafone Group plc	United Kingdom	360,885	665,742

			1,071,794

UTILITIES 4.6%
Electric Utilities 3.1%
Cheung Kong Infrastructure Holdings, Ltd.	Bermuda	52,000	201,624
E.ON AG	Germany	15,614	529,694
Edison International	United States	7,445	212,257
Enel SpA	Italy	56,540	309,144
Entergy Corp.	United States	1,819	117,817
Kyushu Electric Power Co., Inc.	Japan	12,100	249,681
Pepco Holdings, Inc.	United States	11,737	140,257

			1,760,474

Independent Power Producers & Energy Traders 0.3%
AES Corp.	United States	18,329	129,586

Multi-Utilities 1.2%
A2A SpA	Italy	38,434	63,667
CenterPoint Energy, Inc.	United States	24,296	258,509
GDF Suez	France	5,554	200,614
RWE AG	Germany	2,164	156,301

			679,091

Total Common Stocks (cost $73,574,390)			55,111,283

PREFERRED STOCKS 0.3%
HEALTH CARE 0.3%
Health Care Equipment & Supplies 0.3%
Fresenius AG, Var. Rate Pfd. (cost $257,335)	Germany	3,043	157,183

	Country	Principal Amount	Value

SHORT-TERM INVESTMENTS 1.3%
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bills:
0.12%, 06/18/2009 ß ƒ	United States	$50,000	49,997
0.15%, 07/02/2009 ß ƒ	United States	25,000	24,996
0.16%, 07/23/2009 ß ƒ	United States	50,000	49,989

			124,982

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 1.1%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.23% q ø	United States	639,888	$639,888

Total Short-Term Investments (cost $764,837)			764,870

Total Investments (cost $74,596,562) 99.6%			56,033,336
Other Assets and Liabilities 0.4%			217,933

Net Assets 100.0%			$56,251,269

*	Non-income producing security
°

Investment in non-controlled affiliate. At April 30, 2009, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $759,292. The Fund earned $15,509 of income from Wells Fargo & Co. for the six months ended April 30, 2009, which is included in income from affiliated issuers.

ß	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments by geographic location as of April 30, 2009:

United States	44.2%
Japan	11.0%
United Kingdom	10.6%
Germany	6.6%
Canada	4.8%
France	4.7%
Switzerland	4.0%
Italy	2.2%
Netherlands	2.2%
Spain	1.6%
Australia	1.5%
Sweden	1.3%
Bermuda	1.2%
Hong Kong	1.0%
Cayman Islands	0.6%
Norway	0.6%
Singapore	0.4%
Belgium	0.4%
Greece	0.3%
Finland	0.3%
Denmark	0.3%
Austria	0.2%

100.0%

The following table shows the percent of total long-term investments by sector as of April 30, 2009:

Financials	16.9%
Information Technology	12.6%
Health Care	12.0%
Energy	12.0%
Consumer Staples	11.7%
Consumer Discretionary	9.4%
Industrials	9.0%
Materials	6.2%
Telecommunication Services	5.6%
Utilities	4.6%

100.0%

See Notes to Financial Statements

20

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $73,197,382)	$54,947,545
Investments in affiliated issuers, at value (cost $1,399,180)	1,085,791

Total investments	56,033,336
Foreign currency, at value (cost $122,670)	123,308
Dividends receivable	210,222
Receivable for daily variation margin on open futures contracts	2,170
Prepaid expenses and other assets	23,258

Total assets	56,392,294

Liabilities
Payable for Fund shares redeemed	91,965
Advisory fee payable	490
Distribution Plan expenses payable	570
Due to other related parties	1,336
Trustees’ fees and expenses payable	16,155
Printing and postage expenses payable	21,532
Accrued expenses and other liabilities	8,977

Total liabilities	141,025

Net assets	$56,251,269

Net assets represented by
Paid-in capital	$80,275,105
Undistributed net investment income	578,271
Accumulated net realized losses on investments	(6,175,412)
Net unrealized losses on investments	(18,426,695)

Total net assets	$56,251,269

Net assets consists of
Class A	$46,081,910
Class B	2,327,831
Class C	6,968,858
Class I	872,670

Total net assets	$56,251,269

Shares outstanding (unlimited number of shares authorized)
Class A	4,970,458
Class B	269,882
Class C	817,215
Class I	91,267

Net asset value per share
Class A	$9.27
Class A — Offering price (based on sales charge of 5.75%)	$9.84
Class B	$8.63
Class C	$8.53
Class I	$9.56

See Notes to Financial Statements

21

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2009 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $57,431)	$955,243
Securities lending	60,253
Interest	46,179
Income from affiliated issuers	18,571

Total investment income	1,080,246

Expenses
Advisory fee	243,188
Distribution Plan expenses
Class A	56,637
Class B	12,599
Class C	35,823
Administrative services fee	27,953
Transfer agent fees	182,026
Trustees’ fees and expenses	693
Printing and postage expenses	19,989
Custodian and accounting fees	25,069
Registration and filing fees	20,295
Professional fees	15,551
Other	3,247

Total expenses	643,070
Less: Expense reductions	(33)
Fee waivers	(157,822)

Net expenses	485,215

Net investment income	595,031

Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities:
Unaffiliated issuers	(5,943,836)
Affiliated issuers	(8,482)
Futures contracts	(160,912)
Foreign currency related transactions	(8,924)

Net realized losses on investments	(6,122,154)

Net change in unrealized gains or losses on:
Securities:
Unaffiliated issuers	933,675
Affiliated issuers	(316,187)
Futures contracts	95,004
Foreign currency related transactions	2,629

Net change in unrealized gains or losses on investments	715,121

Net realized and unrealized gains or losses on investments	(5,407,033)

Net decrease in net assets resulting from operations	$(4,812,002)

See Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2009 (unaudited)		Year Ended October 31, 2008

Operations
Net investment income		$595,031		$1,433,391
Net realized gains or losses on investments		(6,122,154)		1,851,122
Net change in unrealized gains or losses on investments		715,121		(57,062,764)

Net decrease in net assets resulting from operations		(4,812,002)		(53,778,251)

Distributions to shareholders from
Net investment income
Class A		(995,899)		(1,243,626)
Class B		(6,436)		0
Class C		(56,851)		(67,335)
Class I		(25,059)		(38,189)
Net realized gains
Class A		(1,375,985)		(14,573,976)
Class B		(82,626)		(1,304,181)
Class C		(238,396)		(2,505,391)
Class I		(27,257)		(347,687)

Total distributions to shareholders		(2,808,509)		(20,080,385)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	68,258	621,502	101,299	1,590,338
Class B	36,715	317,036	36,945	547,660
Class C	48,284	421,176	51,789	633,210
Class I	2,097	20,614	5,032	64,404

		1,380,328		2,835,612

Net asset value of shares issued in reinvestment of distributions
Class A	242,895	2,263,950	872,922	15,155,420
Class B	9,770	82,886	74,381	1,181,165
Class C	32,337	273,480	149,220	2,364,639
Class I	4,121	39,706	15,250	273,889

		2,660,022		18,975,113

Automatic conversion of Class B shares to Class A shares
Class A	32,912	298,708	101,914	1,623,114
Class B	(35,386)	(298,708)	(110,443)	(1,623,114)

		0		0

Payment for shares redeemed
Class A	(509,977)	(4,531,552)	(1,067,010)	(15,846,414)
Class B	(57,704)	(475,353)	(155,778)	(2,196,643)
Class C	(152,406)	(1,231,664)	(201,675)	(2,869,685)
Class I	(16,708)	(142,806)	(49,666)	(814,696)

		(6,381,375)		(21,727,438)

Net increase (decrease) in net assets resulting from capital share transactions		(2,341,025)		83,287

Total decrease in net assets		(9,961,536)		(73,775,349)

See Notes to Financial Statements

23

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended April 30, 2009 (unaudited)	Year Ended October 31, 2008

Net assets
Beginning of period	$66,212,805	$139,988,154

End of period	$56,251,269	$66,212,805

Undistributed net investment income	$578,271	$1,067,485

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Global Large Cap Equity Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. Non-listed equity securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Futures contracts

The Fund is subject to interest rate risk, equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives through its investments in futures contracts. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.87% and declining to 0.70% as average daily net assets increase. For the six months ended April 30, 2009, the advisory fee was equivalent to an annual rate of 0.87% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may have been deemed to control EIMC. If Wells Fargo was deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement was subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect.

Shareholders approved the new advisory agreement between the Fund and EIMC on March 12, 2009.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2009, EIMC voluntarily waived its advisory fee in the amount of $157,822.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the

28

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

six months ended April 30, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2009, the transfer agent fees were equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended April 30, 2009, EIS received $202 from the sale of Class A shares and $4,674 and $381 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $6,053,266 and $9,615,464, respectively, for the six months ended April 30, 2009.

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

29

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of April 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$56,033,336	$133,227
Level 2 – Other Significant Observable Inputs	0	0
Level 3 – Significant Unobservable Inputs	0	0

Total	$56,033,336	$133,227

*	Other financial instruments include futures transactions.

On April 30, 2009, the aggregate cost of securities for federal income tax purposes was $74,605,343. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,013,805 and $22,585,812 respectively, with a net unrealized depreciation of $18,572,007.

6. DERIVATIVE TRANSACTIONS

At April 30, 2009, the Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at April 30, 2009	Unrealized Gain (Loss)

June 2009	15 S&P 500 Index E-mini	$532,422	$652,500	$120,078
June 2009	1 DJ Euro Stoxx 50 Index	24,587	30,802	6,215
June 2009	1 FTSE 100 Index	55,303	62,237	6,934

On April 30, 2009, the fair value of futures contracts in the amount of $133,227 are reflected in net unrealized losses on investments on the Statement of Assets and Liabilities. The realized losses and change in unrealized gains or losses on futures contracts are reflected in the Statement of Operations.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2009, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment

30

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. During the six months ended April 30, 2009, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41.125 million, up to $40.125 million of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various

31

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

12. NEW ACCOUNTING PRONOUNCEMENT

In April 2009, FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FAS 157-4”). FAS 157-4 provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure will be expanded for each major category of assets. Management of the Fund does not believe the adoption of FAS 157-4 will materially impact the financial statement amounts, but will require additional disclosures. FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

13. SUBSEQUENT EVENT

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

32

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On March 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$28,032,265
Net assets voted “Against”	$1,232,176
Net assets voted “Abstain”	$1,561,659

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35

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

36

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

[1]

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

[2]

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

[3]	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
[4]	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

573635 rv4 06/2009

Evergreen Global Opportunities Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
31	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Global Opportunities Fund for the six-month period ended April 30, 2009 (the “period”).

Volatility continued to dominate trading patterns through the end of 2008, as losses mounted within the equity markets. Weak economic data, falling profit forecasts, and uncertainty about the auto industry compounded worries about the credit crisis and led to increased selling, which spared few equity categories. In early 2009, layoff announcements accelerated; further pressuring personal consumption and business investment. The fixed income markets worried about deflation during the period, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April 2009, stocks rallied off their March 2009 lows with international and small cap stocks leading the gains. However, given the still unresolved issues of credit availability, rising unemployment, declining home values, looming auto bankruptcies, and the possibility for more bank re-capitalizations, we believe investors need to prepare for a potential re-test of the March 2009 lows in the coming months.

The unprecedented economic and financial turmoil has been met with an unprecedented policy response, as the Federal Reserve Board, the U.S. Treasury, the Federal Deposit Insurance Corporation and the Federal Housing Administration have allocated more than $11 trillion to combat the crisis. Perhaps most important, the Public-Private Investment Program (the “PPIP”) has been designed to help rid banks of toxic assets from their balance sheets. The measures taken to address this crisis have merely treated the symptoms, but the announcement of this program gets to the root cause: the distressed assets on (and off) bank balance sheets. The PPIP is designed to use government subsidies to attract private purchases of currently illiquid mortgage-related loans and securities held by banks. As a market returns for these assets, banks will be positioned to improve capital ratios, increase lending activity, and potentially buy their way out of the increasingly restrictive Troubled Asset Relief Program. We believe that the successful implementation of this program is critical for a sustainable expansion to ensue. As the lagged effects of the massive policy response take hold, we look for pent-up consumer demand to combine with government spending to help push Gross Domestic Product back into positive territory by the fourth quarter of 2009.

1

LETTER TO SHAREHOLDERS continued

During the period, management teams for Evergreen’s global and international funds focused on opportunities in various segments of global capital markets. Managers of Evergreen Global Large Cap Equity Fund and Evergreen Global Opportunities Fund, for example, looked at opportunities in both domestic and foreign stock markets. Evergreen Global Large Cap Equity Fund emphasized investments in larger corporations, while Evergreen Global Opportunities Fund concentrated on mid cap and small cap growth stocks. The team managing Evergreen Intrinsic World Equity Fund searched equity markets throughout the world to find high-quality companies with catalysts that could bring improved stock performance over a three- to five-year horizon. At the same time, the team managing Evergreen International Equity Fund concentrated on foreign larger cap equities, with some exposure to mid cap, small cap and emerging market stocks. Meanwhile, the focus in Evergreen Emerging Markets Growth Fund was on emerging and developing economies, while Evergreen Precious Metals Fund’s concentration was on gold and other precious metals-related equities. The London-based management team of Evergreen International Bond Fund invested in foreign fixed income markets based on their analysis of macroeconomic fundamentals, interest rate expectations and currency movements.

As we look back over the extraordinary series of events during the period, we believe it is important for all investors to keep perspective and remain focused on their long-term goals. We continue to urge investors to work with their financial advisors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for doing business with Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.
•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

3

FUND AT A GLANCE

as of April 30, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Francis X. Claró, CFA; James M. Tringas, CFA, CPA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2009.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/16/1988

	Class A	Class B	Class C	Class I
Class inception date	3/16/1988	2/1/1993	2/1/1993	1/13/1997

Nasdaq symbol	EKGAX	EKGBX	EKGCX	EKGYX

6-month return with sales charge	-10.14%	-9.82%	-6.00%	N/A

6-month return w/o sales charge	-4.66%	-5.07%	-5.05%	-4.57%

Average annual return*

1-year with sales charge	-42.66%	-42.66%	-40.25%	N/A

1-year w/o sales charge	-39.16%	-39.64%	-39.64%	-39.01%

5-year	3.02%	3.18%	3.50%	4.54%

10-year	5.79%	5.64%	5.64%	6.67%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Global Opportunities Fund Class A shares versus a similar investment in the S&P Developed SmallCap Index (SPDSC) and the Consumer Price Index (CPI).

The SPDSC is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that concentrate their investments in a limited number of countries may face increased risk of price fluctuation over more diversified funds due to adverse developments within those countries.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of April 30, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period*

Actual
Class A	$1,000.00	$953.39	$8.67
Class B	$1,000.00	$949.25	$12.28
Class C	$1,000.00	$949.51	$12.28
Class I	$1,000.00	$954.29	$7.46
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,015.92	$8.95
Class B	$1,000.00	$1,012.20	$12.67
Class C	$1,000.00	$1,012.20	$12.67
Class I	$1,000.00	$1,017.16	$7.70

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.79% for Class A, 2.54% for Class B, 2.54% for Class C and 1.54% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2009
CLASS A	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$21.20	$40.22	$32.61	$27.86	$22.21	$19.22

Income from investment operations
Net investment income (loss)	0.05 [1]	0.04 [1]	(0.03)[1]	(0.02)[1]	(0.18)[1]	(0.15)[1]
Net realized and unrealized gains or losses on investments	(1.05)	(16.97)	10.16	7.02	5.83	3.14

Total from investment operations	(1.00)	(16.93)	10.13	7.00	5.65	2.99

Distributions to shareholders from
Net investment income	(0.08)	0	(0.04)	0	0	0
Net realized gains	0	(2.09)	(2.48)	(2.25)	0	0

Total distributions to shareholders	(0.08)	(2.09)	(2.52)	(2.25)	0	0

Net asset value, end of period	$20.12	$21.20	$40.22	$32.61	$27.86	$22.21

Total return[2]	(4.66)%	(44.14)%	33.21%	26.78%	25.44%	15.56%

Ratios and supplemental data
Net assets, end of period (thousands)	$174,740	$214,883	$474,252	$259,898	$139,975	$98,254
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.79%[3]	1.52%	1.53%	1.67%	1.78%	1.88%
Expenses excluding waivers/reimbursements and expense reductions	1.79%[3]	1.54%	1.55%	1.67%	1.78%	1.88%
Net investment income (loss)	0.49%[3]	0.13%	(0.08)%	(0.05)%	(0.68)%	(0.72)%
Portfolio turnover rate	64%	161%	71%	103%	108%	171%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2009
CLASS B	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$17.34	$33.54	$27.73	$24.16	$19.40	$16.91

Income from investment operations
Net investment income (loss)	(0.02)[1]	(0.16)[1]	(0.24)	(0.20)[1]	(0.31)[1]	(0.26)[1]
Net realized and unrealized gains or losses on investments	(0.87)	(13.95)	8.53	6.02	5.07	2.75

Total from investment operations	(0.89)	(14.11)	8.29	5.82	4.76	2.49

Distributions to shareholders from
Net realized gains	0	(2.09)	(2.48)	(2.25)	0	0

Net asset value, end of period	$16.45	$17.34	$33.54	$27.73	$24.16	$19.40

Total return[2]	(5.07)%	(44.54)%	32.28%	25.92%	24.54%	14.73%

Ratios and supplemental data
Net assets, end of period (thousands)	$31,985	$39,980	$87,408	$53,681	$32,136	$26,202
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.54%[3]	2.27%	2.25%	2.36%	2.48%	2.59%
Expenses excluding waivers/reimbursements and expense reductions	2.54%[3]	2.27%	2.25%	2.36%	2.48%	2.59%
Net investment income (loss)	(0.26)%[3]	(0.62)%	(0.82)%	(0.75)%	(1.38)%	(1.45)%
Portfolio turnover rate	64%	161%	71%	103%	108%	171%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2009
CLASS C	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$17.44	$33.72	$27.86	$24.27	$19.48	$16.98

Income from investment operations
Net investment income (loss)	(0.02)[1]	(0.16)[1]	(0.24)[1]	(0.19)[1]	(0.31)[1]	(0.26)[1]
Net realized and unrealized gains or losses on investments	(0.87)	(14.03)	8.58	6.03	5.10	2.76

Total from investment operations	(0.89)	(14.19)	8.34	5.84	4.79	2.50

Distributions to shareholders from
Net realized gains	0	(2.09)	(2.48)	(2.25)	0	0

Net asset value, end of period	$16.55	$17.44	$33.72	$27.86	$24.27	$19.48

Total return[2]	(5.05)%	(44.56)%	32.28%	25.88%	24.59%	14.72%

Ratios and supplemental data
Net assets, end of period (thousands)	$45,615	$59,382	$124,831	$61,777	$26,644	$19,316
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.54%[3]	2.27%	2.25%	2.37%	2.48%	2.59%
Expenses excluding waivers/reimbursements and expense reductions	2.54%[3]	2.27%	2.25%	2.37%	2.48%	2.59%
Net investment income (loss)	(0.26)%[3]	(0.61)%	(0.81)%	(0.73)%	(1.37)%	(1.43)%
Portfolio turnover rate	64%	161%	71%	103%	108%	171%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2009
CLASS I	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$21.91	$41.42	$33.46	$28.46	$22.62	$19.52

Income from investment operations
Net investment income (loss)	0.07 [1]	0.15 [1]	0.07 [1]	0.09 [1]	(0.09)[1]	(0.10)[1]
Net realized and unrealized gains or losses on investments	(1.06)	(17.57)	10.49	7.16	5.93	3.20

Total from investment operations	(0.99)	(17.42)	10.56	7.25	5.84	3.10

Distributions to shareholders from
Net investment income	(0.19)	0	(0.12)	0	0	0
Net realized gains	0	(2.09)	(2.48)	(2.25)	0	0

Total distributions to shareholders	(0.19)	(2.09)	(2.60)	(2.25)	0	0

Net asset value, end of period	$20.73	$21.91	$41.42	$33.46	$28.46	$22.62

Total return	(4.57)%	(43.98)%	33.57%	27.19%	25.82%	15.88%

Ratios and supplemental data
Net assets, end of period (thousands)	$31,925	$36,027	$43,378	$14,931	$5,744	$1,795
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.54%[2]	1.28%	1.25%	1.37%	1.48%	1.59%
Expenses excluding waivers/reimbursements and expense reductions	1.54%[2]	1.28%	1.25%	1.37%	1.48%	1.59%
Net investment income (loss)	0.74%[2]	0.46%	0.20%	0.28%	(0.36)%	(0.48)%
Portfolio turnover rate	64%	161%	71%	103%	108%	171%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS 94.5%
CONSUMER DISCRETIONARY 13.6%
Auto Components 0.4%
Compagnie Generale des Etablissements Michelin, Class B *	France	24,689	$1,273,811

Automobiles 0.4%
Peugeot SA	France	48,396	1,130,178

Distributors 0.2%
Genuine Parts Co.	United States	16,400	556,944

Hotels, Restaurants & Leisure 2.1%
Compass Group plc	United Kingdom	341,630	1,637,464
Groupe Flo +	France	180,752	607,448
Shangri-La Asia, Ltd.	Bermuda	91,100	134,945
Wendy’s/Arby’s Group, Inc.	United States	710,829	3,554,145

			5,934,002

Household Durables 2.6%
Snap-On, Inc.	United States	215,400	7,306,368

Media 5.9%
McGraw-Hill Cos.	United States	102,800	3,099,420
Scripps Networks Interactive, Inc., Class A	United States	242,300	6,648,712
Teleperformance	France	58,625	1,702,977
Toho Co., Ltd.	Japan	62,800	830,371
Washington Post Co., Class B	United States	10,463	4,379,707

			16,661,187

Multiline Retail 0.2%
PPR SA	France	8,341	645,053

Specialty Retail 0.4%
Dufry AG	Switzerland	3,176	84,871
Kesa Electricals plc	United Kingdom	481,378	948,908

			1,033,779

Textiles, Apparel & Luxury Goods 1.4%
adidas AG	Germany	15,023	568,877
Coach, Inc. *	United States	47,100	1,153,950
Polo Ralph Lauren Corp. *	United States	42,300	2,277,432

			4,000,259

CONSUMER STAPLES 6.3%
Beverages 0.8%
Britvic plc *	United Kingdom	394,922	1,529,216
Davide Campari Milano SpA *	Italy	119,200	809,070

			2,338,286

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing 0.8%
Lawson, Inc. *	Japan	18,200	$704,969
Sugi Holdings Co., Ltd.	Japan	58,200	1,098,258
Sundrug Co., Ltd.	Japan	30,800	477,209

			2,280,436

Food Products 3.5%
Ariake Japan Co., Ltd.	Japan	116,100	1,590,459
ConAgra Foods, Inc.	United States	59,400	1,051,380
Corn Products International, Inc. *	United States	90,100	2,153,390
Lotte Confectionery Co., Ltd.	South Korea	200	160,561
Parmalat SpA	Italy	340,256	681,592
Sara Lee Corp.	United States	462,000	3,843,840
Viscofan SA	Spain	22,984	429,999

			9,911,221

Household Products 0.8%
Uni-Charm Corp. *	Japan	33,200	2,312,756

Tobacco 0.4%
Lorillard, Inc.	United States	16,700	1,054,271

ENERGY 5.0%
Energy Equipment & Services 1.6%
Atwood Oceanics, Inc. *	United States	205,684	4,590,867

Oil, Gas & Consumable Fuels 3.4%
China Gas Holdings, Ltd.	Hong Kong	5,634,114	1,046,848
Cimarex Energy Co.	United States	162,300	4,365,870
Galp Energia SGPS SA	Portugal	28,725	383,861
Premier Oil plc	United Kingdom	40,711	628,757
St. Mary Land & Exploration Co.	United States	112,100	2,003,227
Tullow Oil plc	United Kingdom	93,764	1,118,693

			9,547,256

FINANCIALS 28.2%
Capital Markets 1.1%
ICAP plc	United Kingdom	228,345	1,264,224
Man Group plc	United Kingdom	462,991	1,736,286

			3,000,510

Commercial Banks 6.0%
BOK Financial Corp.	United States	114,400	4,308,304
Comerica, Inc.	United States	55,900	1,172,782
Cullen/Frost Bankers, Inc.	United States	118,400	5,575,456
EFG Eurobank Ergasias SA	Greece	95,010	754,246
First Citizens Bancshares, Inc., Class A	United States	43,539	5,210,312

			17,021,100

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 4.8%
ASX, Ltd.	Australia	58,343	$1,387,354
Bolsas y Mercados Espanoles SA	Spain	72,515	2,043,619
Deutsche Boerse AG	Germany	61,501	4,556,829
Hellenic Exchanges Holding SA	Greece	467,001	4,115,140
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	112,593	1,312,608
Osaka Securities Exchange Co., Ltd.	Japan	90	284,729
RAB Capital plc	United Kingdom	275,363	85,065

			13,785,344

Insurance 14.1%
Amlin plc	United Kingdom	73,933	394,562
Brown & Brown, Inc.	United States	347,700	6,766,242
Catlin Group, Ltd.	United States	180,269	938,716
CNP Assurances	France	15,816	1,253,267
Everest Re Group, Ltd.	Bermuda	69,400	5,180,016
Fidelity National Financial, Inc.	United States	235,500	4,269,615
Intact Financial Corp.	Canada	11,454	334,511
Intact Financial Corp. – Toronto Exchange	Canada	21,658	627,252
Lancashire Holdings plc *	Bermuda	302,751	2,149,797
PartnerRe, Ltd.	Bermuda	28,998	1,977,374
RenaissanceRe Holdings, Ltd.	Bermuda	47,306	2,301,910
Sampo Oyj, Class A	Finland	149,416	2,813,161
Scor SE	France	132,792	2,805,882
Sompo Japan Insurance, Inc.	Japan	103,000	614,115
Sony Financial Holdings, Inc.	Japan	388	1,215,697
T&D Holdings, Inc.	Japan	49,000	1,450,821
White Mountains Insurance Group, Ltd.	Bermuda	26,480	5,066,153

			40,159,091

Real Estate Investment Trusts (REITs) 1.2%
Annaly Capital Management, Inc.	United States	238,700	3,358,509

Real Estate Management & Development 0.2%
IRSA Inversiones y Representaciones SA, GDR *	Argentina	185,393	704,493

Thrifts & Mortgage Finance 0.8%
Babcock & Brown Wind Partners Group *	United States	431,387	395,023
People’s United Financial, Inc.	United States	118,859	1,856,578

			2,251,601

HEALTH CARE 5.1%
Biotechnology 0.4%
Intercell AG *	Austria	38,892	1,029,160
Theratechnologies, Inc. *	Canada	90,521	214,677

			1,243,837

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 1.1%
Edwards Lifesciences Corp. *	United States	15,300	$969,714
Grifols SA	Spain	116,565	2,055,847

			3,025,561

Health Care Providers & Services 0.6%
Rhoen-Klinikum AG	Germany	81,816	1,723,352

Life Sciences Tools & Services 0.4%
Lonza Group AG	Switzerland	12,545	1,156,292

Pharmaceuticals 2.6%
Daiichi Sankyo Co., Ltd.	Japan	43,700	733,355
Endo Pharmaceuticals Holdings, Inc. *	United States	158,150	2,615,801
Forest Laboratories, Inc. *	United States	117,600	2,550,744
Ono Pharmaceutical Co., Ltd.	Japan	8,600	364,510
Shionogi & Co., Ltd.	Japan	59,000	1,014,044

			7,278,454

INDUSTRIALS 15.9%
Aerospace & Defense 0.4%
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Brazil	18,278	296,469
Precision Castparts Corp.	United States	12,400	928,264

			1,224,733

Commercial Services & Supplies 1.4%
Brunel International NV	Netherlands	10,526	167,524
Eurofins Scientific SA	France	36,203	2,015,879
Serco Group plc *	United Kingdom	353,680	1,921,511

			4,104,914

Construction & Engineering 2.3%
AMEC plc *	United Kingdom	243,500	2,240,578
Ansaldo STS SpA	Italy	32,657	523,255
Balfour Beatty plc *	United Kingdom	332,037	1,656,567
Hochtief AG	Germany	14,910	731,690
KBR, Inc.	United States	35,100	548,262
TAEYOUNG Engineering & Construction	South Korea	130,900	744,793

			6,445,145

Electrical Equipment 1.9%
Acuity Brands, Inc.	United States	148,200	4,259,268
Carbone Lorraine SA	France	41,922	1,098,801

			5,358,069

Industrial Conglomerates 0.4%
Smiths Group plc	United Kingdom	100,242	1,087,728

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 3.5%
Charter International plc	United Kingdom	192,863	$1,594,892
Dover Corp.	United States	125,000	3,847,500
Eaton Corp.	United States	49,500	2,168,100
Kubota Corp. *	Japan	259,000	1,544,231
Vossloh AG	Germany	6,647	686,070

			9,840,793

Marine 0.2%
Prosafe Production plc *	United Kingdom	274,944	500,450

Professional Services 3.7%
Capita Group plc	United Kingdom	60,196	609,553
Experian plc	United Kingdom	402,345	2,678,439
Hays plc	United Kingdom	1,168,993	1,560,737
Intertek Group plc	United Kingdom	151,847	2,293,521
Monster Worldwide, Inc. *	United States	151,800	2,094,840
Randstad Holding NV	Netherlands	53,385	1,231,851

			10,468,941

Road & Rail 1.3%
Arriva plc *	United Kingdom	21,403	146,914
Central Japan Railway Co.	Japan	106	619,215
Con-Way, Inc.	United States	97,900	2,425,962
East Japan Railway Co.	Japan	10,300	589,519

			3,781,610

Trading Companies & Distributors 0.5%
Ashtead Group plc	United Kingdom	273,333	257,093
Travis Perkins plc	United Kingdom	77,532	808,040
Wolseley plc	United Kingdom	28,770	521,796

			1,586,929

Transportation Infrastructure 0.3%
Koninklijke Vopak NV	Netherlands	18,859	837,650

INFORMATION TECHNOLOGY 9.3%
Computers & Peripherals 3.4%
Gemalto NV	Netherlands	29,630	938,922
Imation Corp.	United States	280,900	2,809,000
Lexmark International, Inc., Class A *	United States	222,200	4,359,564
Western Digital Corp. *	United States	68,200	1,604,064

			9,711,550

Electronic Equipment, Instruments & Components 0.2%
Nippon Electric Glass Co., Ltd.	Japan	66,000	528,696

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 0.7%
Baidu.com, Inc., ADR *	Cayman Islands	1,280	$298,112
SINA Corp. *	Cayman Islands	56,490	1,582,285

			1,880,397

IT Services 2.9%
Global Payments, Inc.	United States	202,100	6,479,326
Total System Services, Inc.	United States	148,600	1,853,042

			8,332,368

Office Electronics 0.3%
Neopost	France	10,106	859,437

Semiconductors & Semiconductor Equipment 1.1%
LSI Corp. *	United States	438,400	1,683,456
Xilinx, Inc.	United States	72,600	1,483,944

			3,167,400

Software 0.7%
Amdocs, Ltd. *	United States	36,800	770,224
Vanceinfo Technologies, Inc., ADR *	Cayman Islands	154,779	1,232,041

			2,002,265

MATERIALS 6.0%
Chemicals 0.8%
Potash Corporation of Saskatchewan, Inc., ADR	Canada	6,169	533,557
Rhodia SA	France	237,601	1,387,943
Toray Industries, Inc.	Japan	95,000	418,069

			2,339,569

Containers & Packaging 1.6%
Owens-Illinois, Inc. *	United States	123,200	3,004,848
Rexam plc	United Kingdom	330,571	1,547,780

			4,552,628

Metals & Mining 2.2%
Agnico-Eagle Mines, Ltd.	Canada	19,074	841,354
Kinross Gold Corp.	Canada	41,699	644,249
Lihir Gold, Ltd. *	Papua New Guinea	660,604	1,440,282
Newcrest Mining, Ltd.	Australia	5,742	124,940
Randgold Resources, Ltd., ADR	United Kingdom	17,140	829,576
Sino Gold Mining, Ltd. *	Australia	337,272	1,335,863
voestalpine AG	Austria	57,084	1,106,482

			6,322,746

Paper & Forest Products 1.4%
Weyerhaeuser Co.	United States	113,000	3,984,380

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 0.4%
Telenet Group Holding NV	Belgium	53,760	$1,047,742

Wireless Telecommunication Services 0.6%
Rogers Communications, Inc., Class B	Canada	13,300	326,788
Telephone & Data Systems, Inc.	United States	48,100	1,379,027

			1,705,815

UTILITIES 4.1%
Electric Utilities 2.9%
Mirant Corp. *	United States	107,100	1,363,383
Portland General Electric Co.	United States	65,000	1,187,550
Sechilienne-Sidec	France	50,298	1,743,591
Westar Energy, Inc.	United States	231,700	4,061,701

			8,356,225

Multi-Utilities 1.2%
Ameren Corp.	United States	146,200	3,365,524

Total Common Stocks (cost $302,885,500)			268,678,522

PREFERRED STOCKS 1.7%
CONSUMER DISCRETIONARY 0.9%
Automobiles 0.9%
Porsche Automobil Holding SE, Var. Rate Pfd.	Germany	34,876	2,519,024

HEALTH CARE 0.8%
Health Care Equipment & Supplies 0.8%
Fresenius AG, Var. Rate Pfd.	Germany	45,112	2,330,207

Total Preferred Stocks (cost $5,707,127)			4,849,231

RIGHTS 0.0%
ENERGY 0.0%
Oil, Gas & Consumable Fuels 0.0%
Premier Oil plc * (cost $77,613)	United Kingdom	14,007	115,417

SHORT-TERM INVESTMENTS 4.9%
MUTUAL FUND SHARES 4.9%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.23% q ø (cost $13,816,751)	United States	13,816,751	13,816,751

Total Investments (cost $322,486,991) 101.1%			287,459,921
Other Assets and Liabilities (1.1%)			(3,195,075)

Net Assets 100.0%			$284,264,846

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

*	Non-income producing security
+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of April 30, 2009:

United States	52.5%
United Kingdom	10.9%
Bermuda	6.1%
France	6.0%
Japan	6.0%
Germany	4.8%
Greece	1.8%
Spain	1.7%
Canada	1.3%
Netherlands	1.2%
Cayman Islands	1.1%
Australia	1.0%
Finland	1.0%
Hong Kong	0.9%
Austria	0.8%
Italy	0.7%
Papua New Guinea	0.5%
Switzerland	0.5%
South Korea	0.4%
Belgium	0.3%
Argentina	0.3%
Portugal	0.1%
Brazil	0.1%

100.0%

The following table shows the percent of total long-term investments by sector as of April 30, 2009:

Financials	29.4%
Industrials	16.5%
Consumer Discretionary	15.0%
Information Technology	9.7%
Consumer Staples	6.5%
Materials	6.3%
Health Care	6.1%
Energy	5.2%
Utilities	4.3%
Telecommunication Services	1.0%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $308,670,240)	$273,643,170
Investments in affiliated issuers, at value (cost $13,816,751)	13,816,751

Total investments	287,459,921
Foreign currency, at value (cost $213,999)	214,369
Receivable for securities sold	6,468,909
Receivable for Fund shares sold	99,873
Dividends receivable	554,333
Unrealized gains on forward foreign currency exchange contracts	1,276
Prepaid expenses and other assets	27,993

Total assets	294,826,674

Liabilities
Payable for securities purchased	9,432,770
Payable for Fund shares redeemed	737,916
Unrealized losses on forward foreign currency exchange contracts	236,358
Advisory fee payable	6,951
Distribution Plan expenses payable	3,312
Due to other related parties	26,124
Accrued expenses and other liabilities	118,397

Total liabilities	10,561,828

Net assets	$284,264,846

Net assets represented by
Paid-in capital	$445,672,359
Overdistributed net investment income	(1,793,899)
Accumulated net realized losses on investments	(124,354,057)
Net unrealized losses on investments	(35,259,557)

Total net assets	$284,264,846

Net assets consists of
Class A	$174,740,267
Class B	31,985,372
Class C	45,614,618
Class I	31,924,589

Total net assets	$284,264,846

Shares outstanding (unlimited number of shares authorized)
Class A	8,684,220
Class B	1,943,965
Class C	2,756,498
Class I	1,539,713

Net asset value per share
Class A	$20.12
Class A — Offering price (based on sales charge of 5.75%)	$21.35
Class B	$16.45
Class C	$16.55
Class I	$20.73

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2009 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $104,586)	$2,818,050
Securities lending	395,887
Income from affiliated issuers	68,105

Total investment income	3,282,042

Expenses
Advisory fee	1,285,500
Distribution Plan expenses
Class A	220,639
Class B	164,183
Class C	237,236
Administrative services fee	143,774
Transfer agent fees	562,058
Trustees’ fees and expenses	3,013
Printing and postage expenses	65,458
Custodian and accounting fees	80,730
Registration and filing fees	36,290
Professional fees	31,416
Other	6,648

Total expenses	2,836,945
Less: Expense reductions	(150)

Net expenses	2,836,795

Net investment income	445,247

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities in unaffiliated issuers	(111,841,771)
Foreign currency related transactions	2,612,312

Net realized losses on investments	(109,229,459)

Net change in unrealized gains or losses on:
Securities in unaffiliated issuers	91,377,340
Foreign currency related transactions	(2,483,353)

Net change in unrealized gains or losses on investments	88,893,987
Net realized and unrealized gains or losses on investments	(20,335,472)

Net decrease in net assets resulting from operations	$(19,890,225)

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2009 (unaudited)		Year Ended October 31, 2008

Operations
Net investment income (loss)		$445,247		$(339,501)
Net realized losses on investments		(109,229,459)		(14,772,608)
Net change in unrealized gains or losses on investments		88,893,987		(296,963,328)

Net decrease in net assets resulting from operations		(19,890,225)		(312,075,437)

Distributions to shareholders from
Net investment income
Class A		(782,760)		0
Class I		(300,415)		0
Net realized gains
Class A		0		(24,640,451)
Class B		0		(5,517,058)
Class C		0		(7,911,811)
Class I		0		(2,860,727)

Total distributions to shareholders		(1,083,175)		(40,930,047)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	404,272	7,997,349	2,795,798	92,955,636
Class B	39,978	630,049	571,274	15,887,563
Class C	44,400	711,245	811,185	22,776,648
Class I	265,038	5,203,489	1,214,973	40,354,510

		14,542,132		171,974,357

Net asset value of shares issued in reinvestment of distributions
Class A	32,784	649,785	598,738	20,913,907
Class B	0	0	167,146	4,807,112
Class C	0	0	187,014	5,406,565
Class I	14,662	299,109	78,698	2,835,506

		948,894		33,963,090

Automatic conversion of Class B shares to Class A shares
Class A	75,032	1,189,137	137,195	4,351,689
Class B	(87,962)	(1,189,137)	(166,824)	(4,351,689)

		0		0

Payment for shares redeemed
Class A	(1,962,155)	(37,199,447)	(5,189,602)	(158,263,519)
Class B	(313,902)	(5,014,199)	(872,060)	(21,459,593)
Class C	(693,611)	(10,814,601)	(1,294,674)	(31,363,039)
Class I	(384,343)	(7,496,996)	(696,591)	(21,442,376)

		(60,525,243)		(232,528,527)

Net decrease in net assets resulting from capital share transactions		(45,034,217)		(26,591,080)

Total decrease in net assets		(66,007,617)		(379,596,564)

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended April 30, 2009 (unaudited)	Year Ended October 31, 2008

Net assets
Beginning of period	$350,272,463	$729,869,027

End of period	$284,264,846	$350,272,463

Undistributed (overdistributed) net investment income (loss)	$(1,793,899)	$(1,155,971)

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Global Opportunities Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. Non-listed equity securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives through its investments in forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest (only include this wording if the fund lends fixed income securities). In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.91% and declining to 0.66% as average daily net assets increase. For the six months ended April 30, 2009, the advisory fee was equivalent to an annual rate of 0.89% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may have been deemed to control EIMC. If Wells Fargo was deemed to control EIMC, then

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement was subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect.

Shareholders approved the new advisory agreement between the Fund and EIMC on March 19, 2009.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended April 30, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2009, the transfer agent fees were equivalent to an annual rate of 0.39% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wells Fargo. During the six months ended April 30, 2009, the Fund paid brokerage commissions of $24,969 to Wachovia Securities, LLC, a broker-dealer affiliated with Wells Fargo.

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended April 30, 2009, EIS received $2,656 from the sale of Class A shares and $589, $77,156 and $6,186 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $179,738,555 and $215,163,904, respectively, for the six months ended April 30, 2009.

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$287,459,921	$0
Level 2 – Other Significant Observable Inputs	0	(235,082)
Level 3 – Significant Unobservable Inputs	0	0

Total	$287,459,921	$(235,082)

*	Other financial instruments include forward contracts.

On April 30, 2009, the aggregate cost of securities for federal income tax purposes was $332,857,520. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,914,400 and $52,311,999, respectively, with a net unrealized depreciation of $45,397,599.

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of October 31, 2008, the Fund had $8,995,901 in capital loss carryovers for federal income tax purposes expiring in 2016.

6. DERIVATIVE TRANSACTIONS

At April 30, 2009, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver		U.S. Value at April 30, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

06/19/2009	1,467,875	EUR	$1,941,800	$1,997,594	$(55,794)
06/19/2009	194,000	EUR	256,636	257,300	(664)
06/30/2009	650,000	GBP	961,560	960,284	1,276

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive		U.S. Value at April 30, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

06/19/2009	2,935,750	EUR	$3,883,600	$3,814,009	$(69,591)
06/30/2009	1,212,000	GBP	1,792,940	1,735,766	(57,174)
07/22/2009	2,038,000	GBP	3,014,960	2,961,825	(53,135)

A summary of derivative instruments by primary risk exposure is outlined in the following tables, unless the only primary risk exposure category is already reflected in the appropriate financial statements.

The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2009 was as follows:

Derivatives not accounted for as hedging instruments under Statement 133	Location of gains or losses on derivatives recognized in income	Realized gains or losses on derivatives recognized in income	Change in unrealized gains or losses on derivatives recognized in income

Forward foreign currency contracts	Net realized gain or losses on foreign currency related transactions/Net change in unrealized gains or losses on foreign currency related transactions	$2,473,436	$(2,548,863)

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an inter-fund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2009, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

28

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. During the six months ended April 30, 2009, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and Evergreen Investment Services, Inc. (“EIS”) have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41.125 million, up to $40.125 million of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

29

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

12. NEW ACCOUNTING PRONOUNCEMENT

In April 2009, FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FAS 157-4”). FAS 157-4 provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure will be expanded for each major category of assets. Management of the Fund does not believe the adoption of FAS 157-4 will materially impact the financial statement amounts, but will require additional disclosures. FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

13. SUBSEQUENT EVENT

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

30

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On March 19, 2009, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$134,905,109
Net assets voted “Against”	$4,242,287
Net assets voted “Abstain”	$9,522,240

31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

566675 rv6 06/2009

Evergreen International Equity Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
32	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen International Equity Fund for the six-month period ended April 30, 2009 (the “period”).

Volatility continued to dominate trading patterns through the end of 2008, as losses mounted within the equity markets. Weak economic data, falling profit forecasts, and uncertainty about the auto industry compounded worries about the credit crisis and led to increased selling, which spared few equity categories. In early 2009, layoff announcements accelerated; further pressuring personal consumption and business investment. The fixed income markets worried about deflation during the period, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although du ring April 2009, stocks rallied off their March 2009 lows with international and small cap stocks leading the gains. However, given the still unresolved issues of credit availability, rising unemployment, declining home values, looming auto bankruptcies, and the possibility for more bank re-capitalizations, we believe investors need to prepare for a potential retest of the March 2009 lows in the coming months.

The unprecedented economic and financial turmoil has been met with an unprecedented policy response, as the Federal Reserve Board, the U.S. Treasury, the Federal Deposit Insurance Corporation and the Federal Housing Administration have allocated more than $11 trillion to combat the crisis. Perhaps most important, the Public-Private Investment Program (the “PPIP”) has been designed to help rid banks of toxic assets from their balance sheets. The measures taken to address this crisis have merely treated the symptoms, but the announcement of this program gets to the root cause: the distressed assets on (and off) bank balance sheets. The PPIP is designed to use government subsidies to attract private purchases of currently illiquid mortgage-related loans and securities held by banks. As a market returns for these assets, banks will be positioned to improve capital ratios, increase lending activity, and potential ly buy their way out of the increasingly restrictive Troubled Asset Relief Program. We believe that the successful implementation of this program is critical for a sustainable expansion to ensue. As the lagged effects of the massive policy response take hold, we look for pent-up consumer demand to combine with government spending to help push Gross Domestic Product back into positive territory by the fourth quarter of 2009.

LETTER TO SHAREHOLDERS continued

During the period, management teams for Evergreen’s global and international funds focused on opportunities in various segments of global capital markets. Managers of Evergreen Global Large Cap Equity Fund and Evergreen Global Opportunities Fund, for example, looked at opportunities in both domestic and foreign stock markets. Evergreen Global Large Cap Equity Fund emphasized investments in larger corporations, while Evergreen Global Opportunities Fund concentrated on mid cap and small cap growth stocks. The team managing Evergreen Intrinsic World Equity Fund searched equity markets throughout the world to find high-quality companies with catalysts that could bring improved stock performance over a three- to five-year horizon. At the same time, the team managing Evergreen International Equity Fund concentrated on foreign larger cap equities, with some exposure to mid cap, small cap and emerging market stocks. Meanwhile, the focus in Evergreen Emerging Markets Growth Fund was on emerging and developing economies, while Evergreen Precious Metals Fund’s concentration was on gold and other precious metals-related equities. The London-based management team of Evergreen International Bond Fund invested in foreign fixed income markets based on their analysis of macroeconomic fundamentals, interest rate expectations and currency movements.

As we look back over the extraordinary series of events during the period, we believe it is important for all investors to keep perspective and remain focused on their long-term goals. We continue to urge investors to work with their financial advisors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for doing business with Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.
•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

FUND AT A GLANCE

as of April 30, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Francis X. Claró, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2009.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/6/1979

	Class A	Class B	Class C	Class I	Class R
Class inception date	1/20/1998	9/6/1979	3/6/1998	3/9/1998	10/10/2003

Nasdaq symbol	EKZAX	EKZBX	EKZCX	EKZYX	EKZRX

6-month return with sales charge	-14.14%	-13.73%	-10.17%	N/A	N/A

6-month return w/o sales charge	-8.97%	-9.27%	-9.28%	-8.98%	-9.10%

Average annual return*

1-year with sales charge	-48.15%	-48.10%	-45.94%	N/A	N/A

1-year w/o sales charge	-44.99%	-45.41%	-45.40%	-44.87%	-45.10%

5-year	-1.35%	-1.17%	-0.90%	0.11%	-0.38%

10-year	0.69%	0.57%	0.57%	1.58%	0.84%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class R prior to its inception is based on the performance of Class B, the original class offered. The historical returns for Class R have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class R would have been higher.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Returns reflect expense limits previously in effect, without which returns would have been lower.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen International Equity Fund Class A shares versus a similar investment in the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (MSCI EAFE Free) and the Consumer Price Index (CPI).

The MSCI EAFE Free is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that concentrate their investments in a limited number of countries may face increased risk of price fluctuation over more diversified funds due to adverse developments within those countries.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of April 30, 2009, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period*

Actual
Class A	$1,000.00	$ 910.34	$5.30
Class B	$1,000.00	$ 907.33	$8.84
Class C	$1,000.00	$ 907.19	$8.84
Class I	$1,000.00	$ 910.23	$4.12
Class R	$1,000.00	$ 908.96	$6.48
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,019.24	$5.61
Class B	$1,000.00	$1,015.52	$9.35
Class C	$1,000.00	$1,015.52	$9.35
Class I	$1,000.00	$1,020.48	$4.36
Class R	$1,000.00	$1,018.00	$6.85

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.12% for Class A, 1.87% for Class B, 1.87% for Class C, 0.87% for Class I and 1.37% for Class R), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2009 (unaudited)
		Year Ended October 31,

CLASS A		2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.14	$12.74	$11.15	$9.65	$8.15	$7.06

Income from investment operations
Net investment income (loss)	0.06	0.22 [1]	0.17	0.23 [1]	0.10	0.05 [1]
Net realized and unrealized gains or losses on investments	(0.60)	(5.39)	2.73	1.93	1.50	1.11

Total from investment operations	(0.54)	(5.17)	2.90	2.16	1.60	1.16

Distributions to shareholders from
Net investment income	(0.19)	(0.26)	(0.31)	(0.24)	(0.10)	(0.07)
Net realized gains	0	(1.17)	(1.00)	(0.42)	0	0

Total distributions to shareholders	(0.19)	(1.43)	(1.31)	(0.66)	(0.10)	(0.07)

Net asset value, end of period	$5.41	$6.14	$12.74	$11.15	$9.65	$8.15

Total return[2]	(8.97)%	(45.46)%	28.72%	23.46%	19.83%	16.60%

Ratios and supplemental data
Net assets, end of period (millions)	$239	$299	$768	$615	$476	$285
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.12%[3]	0.95%	0.95%	1.02%	1.03%	1.07%
Expenses excluding waivers/reimbursements and expense reductions	1.12%[3]	0.97%	0.97%	1.02%	1.03%	1.07%
Net investment income (loss)	2.43%[3]	2.30%	1.71%	2.23%	1.48%	0.68%
Portfolio turnover rate	86%	111%	42%	80%	58%	72%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2009 (unaudited)
		Year Ended October 31,

CLASS B		2008	2007	2006	2005	2004

Net asset value, beginning of period	$5.92	$12.32	$10.82	$9.38	$7.93	$6.88

Income from investment operations
Net investment income (loss)	0.04 [1]	0.15 [1]	0.11 [1]	0.16 [1]	0.07	0 [1]
Net realized and unrealized gains or losses on investments	(0.58)	(5.21)	2.62	1.87	1.44	1.08

Total from investment operations	(0.54)	(5.06)	2.73	2.03	1.51	1.08

Distributions to shareholders from
Net investment income	(0.10)	(0.17)	(0.23)	(0.17)	(0.06)	(0.03)
Net realized gains	0	(1.17)	(1.00)	(0.42)	0	0

Total distributions to shareholders	(0.10)	(1.34)	(1.23)	(0.59)	(0.06)	(0.03)

Net asset value, end of period	$5.28	$5.92	$12.32	$10.82	$9.38	$7.93

Total return[2]	(9.27)%	(45.86)%	27.77%	22.57%	19.05%	15.82%

Ratios and supplemental data
Net assets, end of period (millions)	$23	$30	$70	$70	$57	$47
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.87%[3]	1.70%	1.67%	1.72%	1.73%	1.77%
Expenses excluding waivers/reimbursements and expense reductions	1.87%[3]	1.70%	1.67%	1.72%	1.73%	1.77%
Net investment income (loss)	1.65%[3]	1.59%	0.98%	1.54%	0.80%	(0.04)%
Portfolio turnover rate	86%	111%	42%	80%	58%	72%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2009 (unaudited)
		Year Ended October 31,

CLASS C		2008	2007	2006	2005	2004

Net asset value, beginning of period	$5.91	$12.31	$10.82	$9.39	$7.94	$6.88

Income from investment operations
Net investment income (loss)	0.04 [1]	0.15 [1]	0.11 [1]	0.16 [1]	0.07	0 [1]
Net realized and unrealized gains or losses on investments	(0.58)	(5.20)	2.62	1.86	1.43	1.09

Total from investment operations	(0.54)	(5.05)	2.73	2.02	1.50	1.09

Distributions to shareholders from
Net investment income	(0.09)	(0.18)	(0.24)	(0.17)	(0.05)	(0.03)
Net realized gains	0	(1.17)	(1.00)	(0.42)	0	0

Total distributions to shareholders	(0.09)	(1.35)	(1.24)	(0.59)	(0.05)	(0.03)

Net asset value, end of period	$5.28	$5.91	$12.31	$10.82	$9.39	$7.94

Total return[2]	(9.28)%	(45.85)%	27.76%	22.50%	19.00%	15.92%

Ratios and supplemental data
Net assets, end of period (millions)	$35	$47	$118	$99	$74	$58
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.87%[3]	1.70%	1.67%	1.72%	1.73%	1.77%
Expenses excluding waivers/reimbursements and expense reductions	1.87%[3]	1.70%	1.67%	1.72%	1.73%	1.77%
Net investment income (loss)	1.62%[3]	1.61%	0.98%	1.55%	0.77%	(0.05)%
Portfolio turnover rate	86%	111%	42%	80%	58%	72%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2009 (unaudited)
		Year Ended October 31,

CLASS I		2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.21	$12.88	$11.26	$9.74	$8.21	$7.11

Income from investment operations
Net investment income (loss)	0.08	0.23 [1]	0.23	0.26	0.16 [1]	0.07 [1]
Net realized and unrealized gains or losses on investments	(0.62)	(5.43)	2.73	1.94	1.49	1.13

Total from investment operations	(0.54)	(5.20)	2.96	2.20	1.65	1.20

Distributions to shareholders from
Net investment income	(0.22)	(0.30)	(0.34)	(0.26)	(0.12)	(0.10)
Net realized gains	0	(1.17)	(1.00)	(0.42)	0	0

Total distributions to shareholders	(0.22)	(1.47)	(1.34)	(0.68)	(0.12)	(0.10)

Net asset value, end of period	$5.45	$6.21	$12.88	$11.26	$9.74	$8.21

Total return	(8.98)%	(45.26)%	29.09%	23.77%	20.29%	16.98%

Ratios and supplemental data
Net assets, end of period (millions)	$608	$795	$2,519	$2,403	$2,006	$1,559
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.87%[2]	0.69%	0.67%	0.72%	0.73%	0.77%
Expenses excluding waivers/reimbursements and expense reductions	0.87%[2]	0.69%	0.67%	0.72%	0.73%	0.77%
Net investment income (loss)	2.68%[2]	2.34%	1.99%	2.52%	1.78%	0.96%
Portfolio turnover rate	86%	111%	42%	80%	58%	72%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2009 (unaudited)
		Year Ended October 31,

CLASS R		2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.03	$12.55	$11.02	$9.57	$8.00	$6.88

Income from investment operations
Net investment income (loss)	0.06 [1]	0.19 [1]	0.15	0.21 [1]	0.11 [1]	0.01
Net realized and unrealized gains or losses on investments	(0.59)	(5.29)	2.68	1.90	1.46	1.11

Total from investment operations	(0.53)	(5.10)	2.83	2.11	1.57	1.12

Distributions to shareholders from
Net investment income	(0.16)	(0.25)	(0.30)	(0.24)	0	0
Net realized gains	0	(1.17)	(1.00)	(0.42)	0	0

Total distributions to shareholders	(0.16)	(1.42)	(1.30)	(0.66)	0	0

Net asset value, end of period	$5.34	$6.03	$12.55	$11.02	$9.57	$8.00

Total return	(9.10)%	(45.52)%	28.40%	23.16%	19.63%	16.28%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,958	$3,603	$9,107	$4,694	$1,958	$434
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.37%[2]	1.20%	1.16%	1.22%	1.23%	1.28%
Expenses excluding waivers/reimbursements and expense reductions	1.37%[2]	1.20%	1.16%	1.22%	1.23%	1.28%
Net investment income (loss)	2.18%[2]	2.03%	1.49%	2.02%	1.21%	0.89%
Portfolio turnover rate	86%	111%	42%	80%	58%	72%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS 95.3%
CONSUMER DISCRETIONARY 10.7%
Auto Components 0.4%
Compagnie Generale des Etablissements Michelin, Class B	France	65,841	$3,397,018

Automobiles 4.6%
BMW AG	Germany	81,285	2,823,139
Daimler AG	Germany	448,249	16,099,104
Honda Motor Co., Ltd.	Japan	182,700	5,270,549
Toyota Motor Corp.	Japan	448,700	17,516,680

			41,709,472

Hotels, Restaurants & Leisure 2.4%
Compass Group plc	United Kingdom	2,241,414	10,743,301
Sodexo SA	France	227,079	10,963,352

			21,706,653

Media 1.9%
Grupo Televisa SA de CV, ADR	Mexico	244,663	3,787,383
Toho Co., Ltd.	Japan	282,900	3,740,637
Vivendi SA	France	357,350	9,678,414

			17,206,434

Multiline Retail 0.6%
PPR SA	France	74,608	5,769,823

Specialty Retail 0.3%
Inditex SA	Spain	52,656	2,256,583

Textiles, Apparel & Luxury Goods 0.5%
adidas AG	Germany	56,411	2,136,122
Burberry Group plc	United Kingdom	422,816	2,539,499

			4,675,621

CONSUMER STAPLES 6.5%
Beverages 1.2%
Diageo plc	United Kingdom	318,043	3,825,137
Heineken NV	Netherlands	107,665	3,216,555
Pernod Ricard SA	France	61,323	3,649,923

			10,691,615

Food & Staples Retailing 1.9%
FamilyMart Co., Ltd.	Japan	131,300	3,608,021
Lawson, Inc.	Japan	94,000	3,641,046
Sugi Holdings Co., Ltd.	Japan	288,800	5,449,775
Tesco plc *	United Kingdom	914,556	4,562,139

			17,260,981

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 2.5%
Lotte Confectionery Co., Ltd.	South Korea	3,394	$2,724,724
Nestle SA	Switzerland	390,228	12,773,398
Unilever NV	Netherlands	371,334	7,381,961

			22,880,083

Household Products 0.6%
Uni-Charm Corp.	Japan	79,000	5,503,245

Tobacco 0.3%
Japan Tobacco, Inc.	Japan	1,164	2,915,311

ENERGY 8.0%
Energy Equipment & Services 0.4%
Technip SA	France	87,518	3,804,446

Oil, Gas & Consumable Fuels 7.6%
BG Group plc	United Kingdom	510,072	8,247,499
BP plc	United Kingdom	2,539,402	18,125,893
ENI SpA	Italy	190,183	4,139,331
Royal Dutch Shell plc, Class A	United Kingdom	538,051	12,520,533
Total SA	France	316,215	16,042,932
Tullow Oil plc	United Kingdom	299,844	3,577,424
Woodside Petroleum, Ltd.	Australia	233,559	6,514,583

			69,168,195

FINANCIALS 27.7%
Capital Markets 0.9%
Man Group plc	United Kingdom	2,151,096	8,066,932

Commercial Banks 5.1%
Banco Santander SA	Spain	640,058	6,156,676
Barclays plc	United Kingdom	1,539,654	6,411,685
BNP Paribas SA	France	69,716	3,784,592
DBS Group Holdings, Ltd.	Singapore	554,000	3,554,880
HSBC Holdings plc – London Exchange	United Kingdom	2,243,131	15,944,785
Nordea Bank AB	Sweden	1,369,280	10,315,112

			46,167,730

Diversified Financial Services 8.0%
ASX, Ltd.	Australia	397,731	9,457,749
Bolsas y Mercados Espanoles SA	Spain	126,972	3,578,327
Compagnie Nationale a Portefeuille	Belgium	43,651	2,114,397
Criteria Caixa Corp. SA	Spain	1,216,586	4,587,544
Deutsche Boerse AG	Germany	336,361	24,922,190
Groupe Bruxelles Lambert SA	Belgium	173,337	12,604,643
Hellenic Exchanges Holding SA	Greece	694,909	6,123,429

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services continued
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	266,368	$3,105,315
Pargesa Holdings SA	Switzerland	100,385	6,407,366

			72,900,960

Insurance 13.4%
Allianz SE	Germany	93,922	8,666,461
AMP, Ltd.	Australia	1,208,080	4,556,675
AXA SA	France	456,780	7,702,637
CNP Assurances	France	73,749	5,843,903
Insurance Australia Group, Ltd.	Australia	1,105,185	2,787,080
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	164,199	22,731,038
PartnerRe, Ltd.	Bermuda	81,405	5,551,007
RenaissanceRe Holdings, Ltd.	Bermuda	122,367	5,954,378
Sampo Oyj, Class A	Finland	994,862	18,730,971
Scor SE	France	126,402	2,670,862
Sompo Japan Insurance, Inc.	Japan	1,026,100	6,117,895
Suncorp-Metway, Ltd.	Australia	569,595	2,442,324
T&D Holdings, Inc.	Japan	144,400	4,275,482
Tokio Marine Holdings, Inc.	Japan	88,200	2,320,817
Zurich Financial Services AG	Switzerland	112,994	21,205,866

			121,557,396

Real Estate Management & Development 0.3%
IRSA Inversiones y Representaciones SA, GDR * +	Argentina	592,726	2,252,359

HEALTH CARE 7.4%
Health Care Equipment & Supplies 1.4%
Grifols SA	Spain	582,752	10,277,949
Synthes, Inc.	United States	25,299	2,571,239

			12,849,188

Life Sciences Tools & Services 1.7%
Lonza Group AG	Switzerland	165,533	15,257,434

Pharmaceuticals 4.3%
Novartis AG	Switzerland	220,550	8,386,446
Ono Pharmaceutical Co., Ltd.	Japan	56,000	2,373,555
Roche Holding AG	Switzerland	133,859	16,947,146
Shionogi & Co., Ltd.	Japan	214,300	3,683,213
Teva Pharmaceutical Industries, Ltd., ADR	Israel	179,878	7,894,846

			39,285,206

INDUSTRIALS 11.5%
Aerospace & Defense 0.3%
Thales SA	France	74,142	3,094,968

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Building Products 0.6%
Compagnie de Saint-Gobain SA	France	143,382	$5,202,760

Electrical Equipment 2.5%
ABB, Ltd.	Switzerland	444,958	6,381,883
Alstom SA	France	145,134	9,185,599
Mitsubishi Electric Corp.	Japan	810,400	4,281,266
Vestas Wind Systems AS *	Denmark	36,495	2,408,194

			22,256,942

Industrial Conglomerates 1.6%
Siemens AG	Germany	145,678	9,835,854
Smiths Group plc	United Kingdom	460,612	4,998,113

			14,833,967

Machinery 1.4%
Atlas Copco AB	Sweden	267,200	2,516,102
Fanuc, Ltd.	Japan	59,200	4,244,007
Kubota Corp.	Japan	817,000	4,871,182
MAN AG	Germany	20,856	1,311,494

			12,942,785

Professional Services 3.7%
Adecco SA	Switzerland	58,843	2,331,345
Experian plc	United Kingdom	2,661,348	17,716,782
Intertek Group plc	United Kingdom	261,431	3,948,694
Randstad Holding NV	Netherlands	85,240	1,966,901
SGS SA	Switzerland	6,708	7,564,021

			33,527,743

Trading Companies & Distributors 1.4%
Mitsubishi Corp.	Japan	359,200	5,499,817
Mitsui & Co., Ltd.	Japan	478,200	5,033,174
Wolseley plc *	United Kingdom	105,400	1,926,539

			12,459,530

INFORMATION TECHNOLOGY 4.6%
Communications Equipment 1.1%
Nokia Corp.	Finland	446,720	6,460,232
Research In Motion, Ltd. *	Canada	56,164	3,903,398

			10,363,630

Internet Software & Services 0.7%
Baidu.com, Inc., ADR *	Cayman Islands	8,205	1,910,945
SINA Corp. *	Cayman Islands	148,020	4,146,040

			6,056,985

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Office Electronics 1.0%
Neopost	France	112,554	$9,571,843

Semiconductors & Semiconductor Equipment 0.3%
Samsung Electronics Co., Ltd.	South Korea	5,033	2,338,417

Software 1.5%
Nintendo Co., Ltd.	Japan	33,400	8,910,505
SAP AG	Germany	115,065	4,418,837

			13,329,342

MATERIALS 9.4%
Chemicals 0.9%
Akzo Nobel NV	Netherlands	58,532	2,470,453
BASF SE	Germany	44,608	1,686,225
Potash Corporation of Saskatchewan, Inc., ADR	Canada	51,687	4,470,408

			8,627,086

Containers & Packaging 0.7%
Rexam plc	United Kingdom	1,316,428	6,163,700

Metals & Mining 7.8%
Agnico-Eagle Mines, Ltd.	Canada	151,806	6,696,163
ArcelorMittal SA	Luxembourg	323,950	7,715,126
Barrick Gold Corp.	Canada	152,414	4,435,247
BHP Billiton plc	United Kingdom	347,241	7,314,955
BHP Billiton, Ltd., ADR	Australia	48,428	2,331,324
Centennial Coal Co., Ltd.	Australia	64,932	85,885
Goldcorp, Inc., Class A	Canada	237,268	6,485,948
Kinross Gold Corp.	Canada	200,983	3,105,187
Newcrest Mining, Ltd.	Australia	285,578	6,213,862
POSCO, ADR	South Korea	89,191	6,865,031
Randgold Resources, Ltd., ADR	Channel Islands	151,400	7,327,760
Rio Tinto plc	United Kingdom	220,886	9,064,530
Rio Tinto plc, ADR	United Kingdom	16,678	2,717,680

			70,358,698

TELECOMMUNICATION SERVICES 9.5%
Diversified Telecommunication Services 7.5%
Deutsche Telekom AG	Germany	1,033,969	12,503,922
France Telecom	France	548,133	12,234,707
Hellenic Telecommunications Organization SA	Greece	832,269	12,773,627
Koninklijke KPN NV	Netherlands	1,379,083	16,620,866
Swisscom AG	Switzerland	12,015	3,147,575
Telefonica SA	Spain	578,421	11,028,097

			68,308,794

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 2.0%
China Mobile, Ltd., ADR	Hong Kong	149,202	$6,439,558
KDDI Corp.	Japan	728	3,262,786
Vodafone Group plc	United Kingdom	4,296,225	7,925,454

			17,627,798

Total Common Stocks (cost $879,351,129)			864,347,673

PREFERRED STOCKS 4.3%
CONSUMER DISCRETIONARY 1.3%
Automobiles 1.3%
Porsche Automobil Holding SE, Var. Rate Pfd.	Germany	86,562	6,252,201
Volkswagen AG, Var. Rate Pfd.	Germany	87,916	5,583,438

			11,835,639

HEALTH CARE 3.0%
Health Care Equipment & Supplies 3.0%
Fresenius AG, Var. Rate Pfd.	Germany	516,377	26,672,838

Total Preferred Stocks (cost $32,359,689)			38,508,477

RIGHTS 0.0%
INDUSTRIALS 0.0%
Industrial Conglomerates 0.0%
GP Bruxelles Lambert * (cost $0)	Belgium	16,633	66

SHORT-TERM INVESTMENTS 3.2%
MUTUAL FUND SHARES 3.2%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.23% q ø (cost $29,294,307)	United States	29,294,307	29,294,307

Total Investments (cost $941,005,125) 102.8%			932,150,523
Other Assets and Liabilities (2.8%)			(25,100,666)

Net Assets 100.0%			$907,049,857

*	Non-income producing security
+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

The following table shows the percent of long-term investments by geographic location as of April 30, 2009:

United Kingdom	17.3%
Germany	16.1%
Switzerland	14.6%
France	12.5%
Japan	11.3%
Spain	5.8%
Australia	3.8%
Belgium	3.2%
Netherlands	2.8%
Cayman Islands	2.1%
Russia	2.1%
Bermuda	1.3%
India	1.3%
Hong Kong	1.1%
Israel	0.9%
Luxembourg	0.9%
Channel Islands	0.8%
Italy	0.5%
Mexico	0.4%
Singapore	0.4%
Denmark	0.3%
United States	0.3%
Argentina	0.2%

100.0%

The following table shows the percent of total long-term investments by sector as of April 30, 2009:

Financials	27.8%
Consumer Discretionary	12.0%
Industrials	11.6%
Health Care	10.4%
Telecommunication Services	9.5%
Materials	9.4%
Energy	8.1%
Consumer Staples	6.6%
Information Technology	4.6%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $911,710,818)	$902,856,216
Investments in affiliated issuers, at value (cost $29,294,307)	29,294,307

Total investments	932,150,523
Foreign currency, at value (cost $2,987,728)	3,034,908
Receivable for securities sold	26,550,683
Receivable for Fund shares sold	881,137
Dividends receivable	3,633,721
Prepaid expenses and other assets	26,280

Total assets	966,277,252

Liabilities
Payable for securities purchased	54,754,287
Payable for Fund shares redeemed	1,975,207
Unrealized losses on forward foreign currency exchange contracts	2,226,755
Advisory fee payable	11,665
Distribution Plan expenses payable	3,228
Due to other related parties	38,764
Accrued expenses and other liabilities	217,489

Total liabilities	59,227,395

Net assets	$907,049,857

Net assets represented by
Paid-in capital	$1,219,553,199
Overdistributed net investment income	(3,934,723)
Accumulated net realized losses on investments	(297,527,012)
Net unrealized losses on investments	(11,041,607)

Total net assets	$907,049,857

Net assets consists of
Class A	$238,591,779
Class B	23,156,086
Class C	34,507,805
Class I	607,836,025
Class R	2,958,162

Total net assets	$907,049,857

Shares outstanding (unlimited number of shares authorized)
Class A	44,093,079
Class B	4,386,287
Class C	6,535,214
Class I	111,483,481
Class R	554,327

Net asset value per share
Class A	$5.41
Class A — Offering price (based on sales charge of 5.75%)	$5.74
Class B	$5.28
Class C	$5.28
Class I	$5.45
Class R	$5.34

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2009 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $2,058,970)	$15,985,546
Securities lending	726,092
Income from affiliated issuers	144,811

Total investment income	16,856,449

Expenses
Advisory fee	2,226,165
Distribution Plan expenses
Class A	311,045
Class B	122,868
Class C	189,136
Class R	7,651
Administrative services fee	474,720
Transfer agent fees	776,944
Trustees’ fees and expenses	18,841
Printing and postage expenses	66,997
Custodian and accounting fees	488,916
Registration and filing fees	31,128
Professional fees	37,036
Interest expense	563
Other	25,662

Total expenses	4,777,672
Less: Expense reductions	(535)

Net expenses	4,777,137

Net investment income	12,079,312

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities in unaffiliated issuers	(254,703,870)
Foreign currency related transactions	16,751,474

Net realized losses on investments	(237,952,396)

Net change in unrealized gains or losses on:
Securities in unaffiliated issuers	141,942,551
Foreign currency related transactions	(17,530,602)

Net change in unrealized gains or losses on investments	124,411,949

Net realized and unrealized gains or losses on investments	(113,540,447)

Net decrease in net assets resulting from operations	$(101,461,135)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2009 (unaudited)		Year Ended October 31, 2008

Operations
Net investment income		$12,079,312		$53,316,209
Net realized gains or losses on investments		(237,952,396)		4,926,152
Net change in unrealized gains or losses on investments		124,411,949		(1,246,457,192)

Net decrease in net assets resulting from operations		(101,461,135)		(1,188,214,831)

Distributions to shareholders from
Net investment income
Class A		(8,878,275)		(17,479,885)
Class B		(471,210)		(1,036,163)
Class C		(648,547)		(1,880,635)
Class I		(27,079,186)		(61,458,225)
Class R		(94,528)		(194,712)
Net realized gains
Class A		0		(69,140,829)
Class B		0		(6,539,238)
Class C		0		(11,085,467)
Class I		0		(226,795,402)
Class R		0		(834,399)

Total distributions to shareholders		(37,171,746)		(396,444,955)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	5,087,254	28,263,545	10,654,063	105,281,297
Class B	353,401	1,877,111	1,094,919	10,170,556
Class C	318,917	1,763,441	926,159	9,085,624
Class I	14,767,482	80,843,299	32,947,121	318,532,753
Class R	142,678	761,327	246,966	2,354,304

		113,508,723		445,424,534

Net asset value of shares issued in reinvestment of distributions
Class A	1,331,042	7,586,941	6,822,496	75,497,349
Class B	70,573	393,798	586,814	6,264,771
Class C	88,437	493,479	948,968	10,120,104
Class I	1,946,383	11,172,237	15,644,440	175,225,307
Class R	6,269	35,294	34,126	371,596

		19,681,749		267,479,127

Automatic conversion of Class B shares to Class A shares
Class A	179,297	993,372	388,105	3,658,862
Class B	(183,803)	(993,372)	(401,337)	(3,658,862)

		0		0

Payment for shares redeemed
Class A	(11,159,290)	(60,959,844)	(29,522,638)	(282,610,193)
Class B	(878,770)	(4,650,320)	(1,951,456)	(17,139,202)
Class C	(1,842,080)	(9,728,403)	(3,458,292)	(29,355,580)
Class I	(33,231,573)	(185,828,077)	(116,225,336)	(1,105,307,106)
Class R	(191,769)	(1,039,571)	(409,444)	(3,718,532)

		(262,206,215)		(1,438,130,613)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended April 30, 2009 (unaudited)	Year Ended October 31, 2008

Capital share transactions continued
Net decrease in net assets resulting from capital share transactions	$(129,015,743)	$(725,226,952)

Total decrease in net assets	(267,648,624)	(2,309,886,738)
Net assets
Beginning of period	1,174,698,481	3,484,585,219

End of period	$907,049,857	$1,174,698,481

Undistributed (Overdistributed) net investment income	$(3,934,723)	$21,157,711

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen International Equity Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class R shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. Non-listed equity securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives through its investments in forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.36% as the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA International Equity Fund, increase. For the six months ended April 30, 2009, the advisory fee was equivalent to an annual rate of 0.47% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40%

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may have been deemed to control EIMC. If Wells Fargo was deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement was subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect.

Shareholders approved the new advisory agreement between the Fund and EIMC on February 12, 2009.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended April 30, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2009, the transfer agent fees were equivalent to an annual rate of 0.16% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B, Class C and Class R shares. However, currently the distribution fees for Class A

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

shares are limited to 0.25% of the average daily net assets of the class and the distribution fees for Class R shares are limited to 0.50% of the average daily net assets of Class R shares.

For the six months ended April 30, 2009, EIS received $2,795 from the sale of Class A shares and $95, $50,963 and $1,928 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $802,403,817 and $923,400,817, respectively, for the six months ended April 30, 2009.

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$932,150,523	$0
Level 2 – Other Significant Observable Inputs	0	(2,226,755)
Level 3 – Significant Unobservable Inputs	0	0

Total	$932,150,523	$(2,226,755)

*	Other financial instruments include forwards contracts.

On April 30, 2009, the aggregate cost of securities for federal income tax purposes was $972,762,309. The gross unrealized appreciation and depreciation on securities based on tax cost was $48,823,693 and $89,435,479, respectively, with a net unrealized depreciation of $40,611,786.

As of October 31, 2008, the Fund had $8,421,423 in capital loss carryovers for federal income tax purposes expiring in 2016.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. DERIVATIVE TRANSACTIONS

At April 30, 2009, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive		U.S. Value at April 30, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

06/19/2009	5,172,000	EUR	$6,841,857	$6,859,572	$(17,715)
06/19/2009	25,861,000	EUR	34,210,605	35,193,588	(982,983)

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver		U.S. Value at April 30, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

06/19/2009	51,722,000	EUR	$68,421,211	$67,195,154	$(1,226,057)

A summary of derivative instruments by primary risk exposure is outlined in the following tables, unless the only primary risk exposure category is already reflected in the appropriate financial statements.

The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2009 was as follows:

Derivatives not accounted for as hedging instruments under Statement 133	Location of gains or losses on derivatives recognized in income	Realized gains on derivatives recognized in income	Change in unrealized gains or losses on derivatives recognized in income

Forward foreign currency contracts	Net realized gain on foreign currency related transactions/Net change in unrealized gains or losses on foreign currency related transactions	$11,683,270	$(17,804,568)

7. IN-KIND TRANSACTION

Effective at the close of business on March 14, 2008, the Fund redeemed assets through an in-kind redemption. The number and value of Class I shares redeemed are reflected as payment for shares redeemed in the Statement of Changes in Net Assests for the year ended October 31, 2008. In the transaction, the Fund distributed securities with a market value of $583,554,080 and cash in the amount of $20,555,315. The Fund realized $60,253,588 of net capital gains resulting from the in-kind redemption. The Fund recognized a gain on the in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceed the cost of those securities. Such gains were not taxable to the Fund and were not required to be distributed to shareholders.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2009, the Fund did not participate in the interfund lending program.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata.

During the six months ended April 30, 2009 the Fund had average borrowings outstanding of $63,258 (on an annualized basis) at a rate of 0.89% and paid interest of $563.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41.125 million, up to $40.125 million of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

13. NEW ACCOUNTING PRONOUNCEMENT

In April 2009, FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FAS 157-4”). FAS 157-4 provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclo-

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

sure and the level three roll-forward disclosure will be expanded for each major category of assets. Management of the Fund does not believe the adoption of FAS 157-4 will materially impact the financial statement amounts, but will require additional disclosures. FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

14. SUBSEQUENT EVENT

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On February 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The result of the proposal is indicated below.

Proposal 1 — The consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$570,757,254
Net assets voted “Against”	$3,551,493
Net assets voted “Abstain”	$6,401,919

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566676 rv6 06/2009

Evergreen Intrinsic World Equity Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
26	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Intrinsic World Equity Fund for the six-month period ended April 30, 2009 (the “period”).

Volatility continued to dominate trading patterns through the end of 2008, as losses mounted within the equity markets. Weak economic data, falling profit forecasts, and uncertainty about the auto industry compounded worries about the credit crisis and led to increased selling, which spared few equity categories. In early 2009, layoff announcements accelerated; further pressuring personal consumption and business investment. The fixed income markets worried about deflation during the period, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April 2009, stocks rallied off their March 2009 lows with international and small cap stocks leading the gains. However, given the still unresolved issues of credit availability, rising unemployment, declining home values, looming auto bankruptcies, and the possibility for more bank re-capitalizations, we believe investors need to prepare for a potential retest of the March 2009 lows in the coming months.

The unprecedented economic and financial turmoil has been met with an unprecedented policy response, as the Federal Reserve Board, the U.S. Treasury, the Federal Deposit Insurance Corporation and the Federal Housing Administration have allocated more than $11 trillion to combat the crisis. Perhaps most important, the Public-Private Investment Program (the “PPIP”) has been designed to help rid banks of toxic assets from their balance sheets. The measures taken to address this crisis have merely treated the symptoms, but the announcement of this program gets to the root cause: the distressed assets on (and off) bank balance sheets. The PPIP is designed to use government subsidies to attract private purchases of currently illiquid mortgage-related loans and securities held by banks. As a market returns for these assets, banks will be positioned to improve capital ratios, increase lending activity, and potentially buy their way out of the increasingly restrictive Troubled Asset Relief Program. We believe that the successful implementation of this program is critical for a sustainable expansion to ensue. As the lagged effects of the massive policy response take hold, we look for pent-up consumer demand to combine with government spending to help push Gross Domestic Product back into positive territory by the fourth quarter of 2009.

1

LETTER TO SHAREHOLDERS continued

During the period, management teams for Evergreen’s global and international funds focused on opportunities in various segments of global capital markets. Managers of Evergreen Global Large Cap Equity Fund and Evergreen Global Opportunities Fund, for example, looked at opportunities in both domestic and foreign stock markets. Evergreen Global Large Cap Equity Fund emphasized investments in larger corporations, while Evergreen Global Opportunities Fund concentrated on mid cap and small cap growth stocks. The team managing Evergreen Intrinsic World Equity Fund searched equity markets throughout the world to find high-quality companies with catalysts that could bring improved stock performance over a three- to five-year horizon. At the same time, the team managing Evergreen International Equity Fund concentrated on foreign larger cap equities, with some exposure to mid cap, small cap and emerging market stocks. Meanwhile, the focus in Evergreen Emerging Markets Growth Fund was on emerging and developing economies, while Evergreen Precious Metals Fund’s concentration was on gold and other precious metals-related equities. The London-based management team of Evergreen International Bond Fund invested in foreign fixed income markets based on their analysis of macroeconomic fundamentals, interest rate expectations and currency movements.

As we look back over the extraordinary series of events during the period, we believe it is important for all investors to keep perspective and remain focused on their long-term goals. We continue to urge investors to work with their financial advisors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for doing business with Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.
•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

3

FUND AT A GLANCE

as of April 30, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Metropolitan West Capital Management, LLC

Portfolio Managers:

Howard Gleicher, CFA; David M. Graham; Gary W. Lisenbee; Jeffrey Peck

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2009.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/30/1996

	Class A	Class B	Class C	Class I
Class inception date	4/30/1996	5/18/2007	5/18/2007	5/18/2007

Nasdaq symbol	EWEAX	EWEBX	EWECX	EWEIX

6-month return with sales charge	-10.81%	-9.47%	-6.46%	N/A

6-month return w/o sales charge	-5.37%	-5.70%	-5.70%	-5.20%

Average annual return*

1-year with sales charge	-43.01%	-42.39%	-40.44%	N/A

1-year w/o sales charge	-39.55%	-39.99%	-39.96%	-39.38%

5-year	-2.17%	-1.52%	-1.29%	-0.92%

10-year	2.76%	3.23%	3.22%	3.42%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior their inception is based on the performance of Class A. Historical performance for Class A prior to 5/21/2007 is based on the performance of the fund’s predecessor fund, Atlas Global Growth Fund. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class A and fund’s predecessor fund and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Intrinsic World Equity Fund Class A shares versus a similar investment in the Morgan Stanley Capital International World Index (MSCI World) and the Consumer Price Index (CPI).

The MSCI World is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that concentrate their investments in a limited number of countries may face increased risk of price fluctuation over more diversified funds due to adverse developments within those countries.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of April 30, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period*

Actual
Class A	$1,000.00	$ 946.34	$ 7.96
Class B	$1,000.00	$ 943.02	$11.56
Class C	$1,000.00	$ 942.98	$11.56
Class I	$1,000.00	$ 947.99	$ 6.38
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,016.61	$ 8.25
Class B	$1,000.00	$1,012.89	$11.98
Class C	$1,000.00	$1,012.89	$11.98
Class I	$1,000.00	$1,018.25	$ 6.61

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.65% for Class A, 2.40% for Class B, 2.40% for Class C and 1.32% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2009 (unaudited)	Year Ended October 31,		Year Ended December 31,

CLASS A		2008	2007[1,2]	2006[2]	2005[2]	2004[2]	2003[2]

Net asset value, beginning of period	$13.76	$24.23	$26.61	$23.65	$21.02	$17.89	$12.75

Income from investment operations
Net investment income (loss)	0.03 [3]	0.29	0.17 [3]	0.17 [3]	0.09 [3]	0.04 [3]	0.01 [3]
Net realized and unrealized gains or losses on investments	(0.88)	(9.55)	2.29	3.62	2.65	3.14	5.13

Total from investment operations	(0.85)	(9.26)	2.46	3.79	2.74	3.18	5.14

Distributions to shareholders from
Net investment income	(0.24)	(0.13)	0	(0.16)	(0.11)	(0.05)	0
Net realized gains	(2.23)	(1.08)	(4.84)	(0.67)	0	0	0

Total distributions to shareholders	(2.47)	(1.21)	(4.84)	(0.83)	(0.11)	(0.05)	0

Net asset value, end of period	$10.44	$13.76	$24.23	$26.61	$23.65	$21.02	$17.89

Total return[4]	(5.37)%	(40.11)%	10.42%	16.02%	13.02%	17.79%	40.31%

Ratios and supplemental data
Net assets, end of period (thousands)	$86,491	$107,210	$279,146	$457,035	$321,219	$242,402	$159,443
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.65%[5]	1.36%	1.24%[5]	1.29%	1.31%	1.35%	1.54%
Expenses excluding waivers/reimbursements and expense reductions	1.65%[5]	1.36%	1.24%[5]	1.29%	1.31%	1.35%	1.54%
Net investment income (loss)	0.58%[5]	1.04%	0.78%[5]	0.66%	0.43%	0.22%	0.06%
Portfolio turnover rate	10%	44%	66%	21%	28%	20%	38%

1	For the ten months ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
2

On May 21, 2007, the Fund acquired the net assets of Atlas Global Growth Fund (“Atlas Fund”). Atlas Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to May 21, 2007 are those of Atlas Fund.

3	Net investment income (loss) per share is based on average shares outstanding during the period.
4	Excluding applicable sales charges
5	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2009 (unaudited)	Year Ended October 31,

CLASS B		2008	2007[1]

Net asset value, beginning of period	$13.60	$24.15	$28.59

Income from investment operations
Net investment income (loss)	(0.01)	0.02 [2]	(0.11)[2]
Net realized and unrealized gains or losses on investments	(0.86)	(9.35)	0.51

Total from investment operations	(0.87)	(9.33)	0.40

Distributions to shareholders from
Net investment income	(0.23)	(0.14)	0
Net realized gains	(2.23)	(1.08)	(4.84)

Total distributions to shareholders	(2.46)	(1.22)	(4.84)

Net asset value, end of period	$10.26	$13.60	$24.15

Total return[3]	(5.70)%	(40.57)%	2.48%

Ratios and supplemental data
Net assets, end of period (thousands)	$143	$119	$60
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.40%[4]	2.18%	2.06%[4]
Expenses excluding waivers/reimbursements and expense reductions	2.40%[4]	2.18%	2.06%[4]
Net investment income (loss)	(0.23)%[4]	0.08%	(0.94)%[4]
Portfolio turnover rate	10%	44%	66%

1	For the period from May 21, 2007 (commencement of class operations), to October 31, 2007.
2	Net investment income (loss) per share is based on average shares outstanding during the period.
3	Excluding applicable sales charges
4	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2009 (unaudited)	Year Ended October 31,

CLASS C		2008	2007[1]

Net asset value, beginning of period	$13.58	$24.14	$28.59

Income from investment operations
Net investment income (loss)	(0.02)[2]	(0.03)[2]	(0.10)[2]
Net realized and unrealized gains or losses on investments	(0.86)	(9.28)	0.49

Total from investment operations	(0.88)	(9.31)	0.39

Distributions to shareholders from
Net investment income	(0.23)	(0.17)	0
Net realized gains	(2.23)	(1.08)	(4.84)

Total distributions to shareholders	(2.46)	(1.25)	(4.84)

Net asset value, end of period	$10.24	$13.58	$24.14

Total return[3]	(5.70)%	(40.55)%	2.44%

Ratios and supplemental data
Net assets, end of period (thousands)	$277	$154	$14
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.40%[4]	2.21%	2.05%[4]
Expenses excluding waivers/reimbursements and expense reductions	2.40%[4]	2.21%	2.05%[4]
Net investment income (loss)	(0.51)%[4]	(0.19)%	(0.92)%[4]
Portfolio turnover rate	10%	44%	66%

1	For the period from May 21, 2007 (commencement of class operations), to October 31, 2007.
2	Net investment income (loss) per share is based on average shares outstanding during the period.
3	Excluding applicable sales charges
4	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2009 (unaudited)	Year Ended October 31,

CLASS I		2008	2007[1]

Net asset value, beginning of period	$13.76	$24.26	$28.59

Income from investment operations
Net investment income (loss)	0.08 [2]	0.38 [2]	0.01
Net realized and unrealized gains or losses on investments	(0.91)	(9.60)	0.50

Total from investment operations	(0.83)	(9.22)	0.51

Distributions to shareholders from
Net investment income	(0.30)	(0.20)	0
Net realized gains	(2.23)	(1.08)	(4.84)

Total distributions to shareholders	(2.53)	(1.28)	(4.84)

Net asset value, end of period	$10.40	$13.76	$24.26

Total return	(5.20)%	(40.01)%	2.89%

Ratios and supplemental data
Net assets, end of period (thousands)	$101	$1,567	$71,656
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.32%[3]	1.01%	1.05%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.32%[3]	1.01%	1.05%[3]
Net investment income (loss)	1.39%[3]	1.70%	0.12%[3]
Portfolio turnover rate	10%	44%	66%

1	For the period from May 21, 2007 (commencement of class operations), to October 31, 2007.
2	Net investment income (loss) per share is based on average shares outstanding during the period.
3	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS 98.4%
CONSUMER DISCRETIONARY 12.6%
Household Durables 2.0%
NVR, Inc. *	United States	3,500	$1,768,795

Media 6.5%
Lions Gate Entertainment Corp. *	Canada	220,000	1,080,200
Singapore Press Holdings, Ltd.	Singapore	290,000	568,051
Time Warner, Inc. *	United States	55,000	1,200,650
Vivendi SA	France	50,000	1,354,193
Warner Music Group Corp. *	United States	275,000	1,479,500

			5,682,594

Specialty Retail 2.5%
Home Depot, Inc.	United States	83,000	2,184,560

Textiles, Apparel & Luxury Goods 1.6%
Polo Ralph Lauren Corp.	United States	25,000	1,346,000

CONSUMER STAPLES 11.8%
Beverages 1.5%
Diageo plc	United Kingdom	107,825	1,296,823

Food & Staples Retailing 4.3%
Aeon Co., Ltd.	Japan	120,000	934,496
Carrefour SA	France	35,000	1,430,469
Tesco plc	United Kingdom	280,000	1,396,742

			3,761,707

Food Products 4.1%
Bunge, Ltd.	Bermuda	36,000	1,728,360
Unilever NV	Netherlands	95,000	1,880,050

			3,608,410

Household Products 1.9%
Kao Corp.	Japan	86,000	1,614,135

ENERGY 9.4%
Energy Equipment & Services 4.9%
Schlumberger, Ltd.	Netherlands Antilles	20,000	979,800
Transocean, Ltd. *	United States	24,000	1,619,520
Weatherford International, Ltd. *	Switzerland	101,000	1,679,630

			4,278,950

Oil, Gas & Consumable Fuels 4.5%
Royal Dutch Shell plc, Class A	United Kingdom	81,260	1,889,040
Total SA *	France	30,000	1,522,028
Total SA, ADR *	France	9,000	447,480

			3,858,548

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS 19.9%
Commercial Banks 10.8%
77 Bank, Ltd.	Japan	410,000	$2,091,158
Chinatrust Financial Holding Co., Ltd.	Taiwan	3,241,298	1,484,744
Deutsche Postbank AG	Germany	34,000	728,763
Mitsubishi UFJ Financial Group, Inc.	Japan	300,000	1,627,459
Standard Chartered plc	United Kingdom	130,000	2,034,697
Unicredito Italian SpA	Italy	580,000	1,434,266

			9,401,087

Consumer Finance 3.4%
Orix Corp.	Japan	13,000	607,686
Orix Corp., ADR	Japan	20,000	467,400
Visa, Inc., Class A	United States	29,000	1,883,840

			2,958,926

Diversified Financial Services 2.7%
ING Groep NV, ADR	Netherlands	30,000	271,800
JPMorgan Chase & Co.	United States	62,000	2,046,000

			2,317,800

Insurance 3.0%
AFLAC, Inc.	United States	42,000	1,213,380
Cathay Financial Holding Co., Ltd.	Taiwan	1,260,000	1,411,492

			2,624,872

HEALTH CARE 6.3%
Health Care Equipment & Supplies 1.5%
Baxter International, Inc.	United States	27,000	1,309,500

Pharmaceuticals 4.8%
Eli Lilly & Co.	United States	50,000	1,646,000
Novartis AG	Switzerland	29,000	1,102,729
Shionogi & Co., Ltd.	Japan	81,000	1,392,162

			4,140,891

INDUSTRIALS 10.6%
Aerospace & Defense 6.8%
Boeing Co.	United States	28,000	1,121,400
European Aeronautic Defence & Space Co. NV	Netherlands	128,520	1,870,492
Finmeccanica SpA	Italy	120,000	1,703,623
Northrop Grumman Corp.	United States	25,000	1,208,750

			5,904,265

Airlines 0.6%
AMR Corp. *	United States	119,000	566,440

Building Products 1.6%
TOTO, Ltd.	Japan	290,000	1,437,944

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 1.6%
Komatsu, Ltd.	Japan	110,000	$1,359,663

INFORMATION TECHNOLOGY 17.4%
Communications Equipment 0.6%
Alcatel-Lucent *	France	220,000	550,000

Computers & Peripherals 7.0%
Apple, Inc. *	United States	20,000	2,516,600
EMC Corp. *	United States	155,000	1,942,150
Toshiba Corp.	Japan	470,000	1,601,298

			6,060,048

Semiconductors & Semiconductor Equipment 5.7%
Samsung Electronics Co., Ltd.	South Korea	4,412	2,035,779
Samsung Electronics Co., Ltd., GDR 144A	South Korea	5,000	1,135,000
Texas Instruments, Inc.	United States	97,000	1,751,820

			4,922,599

Software 4.1%
Adobe Systems, Inc. *	United States	42,520	1,162,922
Oracle Corp.	United States	126,000	2,436,840

			3,599,762

MATERIALS 2.4%
Chemicals 2.4%
Toray Industries, Inc.	Japan	470,000	2,068,343

TELECOMMUNICATION SERVICES 5.3%
Diversified Telecommunication Services 2.3%
Deutsche Telekom AG	Germany	170,000	2,055,832

Wireless Telecommunication Services 3.0%
Vodafone Group plc	United Kingdom	1,400,000	2,582,648

UTILITIES 2.7%
Electric Utilities 2.7%
Enersis SA, ADS	Chile	156,000	2,338,440

Total Common Stocks (cost $133,815,044)			85,599,582

SHORT-TERM INVESTMENTS 0.4%
MUTUAL FUND SHARES 0.4%
Evergreen Institutional Money Market Fund, Class I, 0.57% q ø (cost $352,329)	United States	352,329	352,329

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

Value

Total Investments (cost $134,167,373) 98.8%	$85,951,911
Other Assets and Liabilities 1.2%	1,060,066

Net Assets 100.0%	$87,011,977

*	Non-income producing security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
ADS	American Depository Shares
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of April 30, 2009:

United States	35.5%
Japan	17.7%
United Kingdom	10.7%
France	6.2%
Netherlands	4.7%
Italy	3.7%
South Korea	3.7%
Taiwan	3.4%
Germany	3.3%
Switzerland	3.3%
Chile	2.7%
Bermuda	2.0%
Canada	1.3%
Netherlands Antilles	1.1%
Singapore	0.7%

100.0%

The following table shows the percent of total long-term investments by sector as of April 30, 2009:

Financials	20.2%
Information Technology	17.7%
Consumer Discretionary	12.8%
Consumer Staples	12.0%
Industrials	10.9%
Energy	9.5%
Health Care	6.4%
Telecommunication Services	5.4%
Utilities	2.7%
Materials	2.4%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $133,815,044)	$85,599,582
Investments in affiliated issuers, at value (cost $352,329)	352,329

Total investments	85,951,911
Foreign currency, at value (cost $16)	16
Receivable for securities sold	631,245
Receivable for Fund shares sold	4,603
Dividends receivable	393,536
Prepaid expenses and other assets	158,715

Total assets	87,140,026

Liabilities
Payable for Fund shares redeemed	81,732
Advisory fee payable	1,471
Distribution Plan expenses payable	602
Due to other related parties	1,834
Printing and postage expenses payable	17,160
Accrued expenses and other liabilities	25,250

Total liabilities	128,049

Net assets	$87,011,977

Net assets represented by
Paid-in capital	$138,617,648
Undistributed net investment income	251,090
Accumulated net realized losses on investments	(3,648,219)
Net unrealized losses on investments	(48,208,542)

Total net assets	$87,011,977

Net assets consists of
Class A	$86,491,138
Class B	142,930
Class C	276,834
Class I	101,075

Total net assets	$87,011,977

Shares outstanding (unlimited number of shares authorized)
Class A	8,281,024
Class B	13,925
Class C	27,025
Class I	9,721

Net asset value per share
Class A	$10.44
Class A — Offering price (based on sales charge of 5.75%)	$11.08
Class B	$10.26
Class C	$10.24
Class I	$10.40

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2009 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $45,274)	$866,030
Securities lending	93,516
Income from affiliated issuers	6,211

Total investment income	965,757

Expenses
Advisory fee	269,157
Distribution Plan expenses
Class A	107,299
Class B	712
Class C	2,126
Administrative services fee	43,412
Transfer agent fees	205,557
Trustees’ fees and expenses	1,314
Printing and postage expenses	15,803
Custodian and accounting fees	30,512
Registration and filing fees	15,839
Professional fees	19,458
Other	5,534

Total expenses	716,723
Less: Expense reductions	(47)

Net expenses	716,676

Net investment income	249,081

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities in unaffiliated issuers	(3,768,033)
Foreign currency related transactions	167,146

Net realized losses on investments	(3,600,887)

Net change in unrealized gains or losses on:
Securities in unaffiliated issuers	(3,528,651)
Foreign currency related transactions	(6,220)

Net change in unrealized gains or losses on investments	(3,534,871)

Net realized and unrealized gains or losses on investments	(7,135,758)

Net decrease in net assets resulting from operations	$(6,886,677)

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2009		Year Ended
	(unaudited)		October 31, 2008

Operations
Net investment income		$249,081		$2,318,960
Net realized gains or losses on investments		(3,600,887)		21,262,347
Net change in unrealized gains or losses on investments		(3,534,871)		(115,007,692)

Net decrease in net assets resulting from operations		(6,886,677)		(91,426,385)

Distributions to shareholders from
Net investment income
Class A		(2,162,769)		(1,493,551)
Class B		(3,435)		(359)
Class C		(10,484)		(156)
Class I		(30,796)		(593,467)
Net realized gains
Class A		(16,842,665)		(11,982,687)
Class B		(27,433)		(2,622)
Class C		(40,876)		(662)
Class I		(231,265)		(3,111,986)

Total distributions to shareholders		(19,349,723)		(17,185,490)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	74,969	756,903	197,261	4,175,459
Class B	4,652	55,600	9,021	171,773
Class C	77,096	809,091	10,767	194,405
Class I	10,158	112,783	92,499	1,973,987

		1,734,377		6,515,624

Net asset value of shares issued in reinvestment of distributions
Class A	1,823,730	18,565,890	595,886	13,266,202
Class B	2,776	27,848	102	2,257
Class C	3,647	36,552	35	774
Class I	3,132	31,897	157,368	3,508,095

		18,662,187		16,777,328

Automatic conversion of Class B shares to Class A shares
Class A	176	1,810	89	1,875
Class B	(179)	(1,810)	(89)	(1,875)

		0		0

Payment for shares redeemed
Class A	(1,408,879)	(14,304,074)	(4,522,816)	(89,150,922)
Class B	(2,096)	(20,990)	(2,738)	(47,261)
Class C	(65,088)	(618,296)	0	0
Class I	(117,436)	(1,255,176)	(3,089,522)	(67,308,538)

		(16,198,536)		(156,506,721)

Net increase (decrease) in net assets resulting from capital share transactions		4,198,028		(133,213,769)

Total decrease in net assets		(22,038,372)		(241,825,644)

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended
	April 30, 2009	Year Ended
	(unaudited)	October 31, 2008

Net assets
Beginning of period	$109,050,349	$350,875,993

End of period	$87,011,977	$109,050,349

Undistributed net investment income	$251,090	$2,209,493

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Intrinsic World Equity Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.62% and declining to 0.45% as average daily net assets increase. For the six months ended April 30, 2009, the advisory fee was equivalent to an annual rate of 0.62% of the Fund’s average daily net assets.

Metropolitan West Capital Management, LLC, an affiliate of EIMC and an indirect, majority-owned subsidiary of Wells Fargo, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may have been deemed to control EIMC. If Wells Fargo was deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC and the sub-advisory agreement between EIMC and the Fund’s sub-advisor would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC and an interim sub-advisory agreement with the sub-advisor with the same terms and conditions as the existing agreements, which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement was subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect. In addition, a new interim sub-advisory agreement with the same terms and conditions became effective with the sub-advisor to the Fund.

Shareholders approved the new advisory agreement between the Fund and EIMC on March 12, 2009. In addition, on the same date, shareholders also approved a new sub-advisory agreement with the sub-advisor.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended April 30, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2009, the transfer agent fees were equivalent to an annual rate of 0.47% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended April 30, 2009, EIS received $22 from the sale of Class A shares and $356 and $272 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $9,090,621 and $23,643,881, respectively, for the six months ended April 30, 2009.

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$85,951,911
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$85,951,911

On April 30, 2009, the aggregate cost of securities for federal income tax purposes was $134,214,201. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,328,100 and $52,590,390, respectively, with a net unrealized depreciation of $48,262,290.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2009, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. During the six months ended April 30, 2009, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41.125 million, up to $40.125 million of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and descrip-

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

tion of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

11. NEW ACCOUNTING PRONOUNCEMENT

In April 2009, FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FAS 157-4”). FAS 157-4 provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure will be expanded for each major category of assets. Management of the Fund does not believe the adoption of FAS 157-4 will materially impact the financial statement amounts, but will require additional disclosures. FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

12. SUBSEQUENT EVENT

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

25

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On March 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.

Proposal 1a — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$41,512,201
Net assets voted “Against”	$2,925,903
Net assets voted “Abstain”	$4,112,341

Proposal 1b — To consider and act upon a new sub-advisory agreement with Metropolitan West Capital Management, LLC:

Net assets voted “For”	$41,085,787
Net assets voted “Against”	$3,161,507
Net assets voted “Abstain”	$4,348,893

26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

580711 rv1 06/2009

Evergreen Precious Metals Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
25	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Precious Metals Fund for the six-month period ended April 30, 2009 (the “period”).

Volatility continued to dominate trading patterns through the end of 2008, as losses mounted within the equity markets. Weak economic data, falling profit forecasts, and uncertainty about the auto industry compounded worries about the credit crisis and led to increased selling, which spared few equity categories. In early 2009, layoff announcements accelerated; further pressuring personal consumption and business investment. The fixed income markets worried about deflation during the period, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April 2009, stocks rallied off their March 2009 lows with international and small cap stocks leading the gains. However, given the still unresolved issues of credit availability, rising unemployment, declining home values, looming auto bankruptcies, and the possibility for more bank re-capitalizations, we believe investors need to prepare for a potential re-test of the March 2009 lows in the coming months.

The unprecedented economic and financial turmoil has been met with an unprecedented policy response, as the Federal Reserve Board, the U.S. Treasury, the Federal Deposit Insurance Corporation and the Federal Housing Administration have allocated more than $11 trillion to combat the crisis. Perhaps most important, the Public-Private Investment Program (the “PPIP”) has been designed to help rid banks of toxic assets from their balance sheets. The measures taken to address this crisis have merely treated the symptoms, but the announcement of this program gets to the root cause: the distressed assets on (and off) bank balance sheets. The PPIP is designed to use government subsidies to attract private purchases of currently illiquid mortgage-related loans and securities held by banks. As a market returns for these assets, banks will be positioned to improve capital ratios, increase lending activity, and potentially buy their way out of the increasingly restrictive Troubled Asset Relief Program. We believe that the successful implementation of this program is critical for a sustainable expansion to ensue. As the lagged effects of the massive policy response take hold, we look for pent-up consumer demand to combine with government spending to help push Gross Domestic Product back into positive territory by the fourth quarter of 2009.

1

LETTER TO SHAREHOLDERS continued

During the period, management teams for Evergreen’s global and international funds focused on opportunities in various segments of global capital markets. Managers of Evergreen Global Large Cap Equity Fund and Evergreen Global Opportunities Fund, for example, looked at opportunities in both domestic and foreign stock markets. Evergreen Global Large Cap Equity Fund emphasized investments in larger corporations, while Evergreen Global Opportunities Fund concentrated on mid cap and small cap growth stocks. The team managing Evergreen Intrinsic World Equity Fund searched equity markets throughout the world to find high-quality companies with catalysts that could bring improved stock performance over a three- to five-year horizon. At the same time, the team managing Evergreen International Equity Fund concentrated on foreign larger cap equities, with some exposure to mid cap, small cap and emerging market stocks. Meanwhile, the focus in Evergreen Emerging Markets Growth Fund was on emerging and developing economies, while Evergreen Precious Metals Fund’s concentration was on gold and other precious metals-related equities. The London-based management team of Evergreen International Bond Fund invested in foreign fixed income markets based on their analysis of macroeconomic fundamentals, interest rate expectations and currency movements.

As we look back over the extraordinary series of events during the period, we believe it is important for all investors to keep perspective and remain focused on their long-term goals. We continue to urge investors to work with their financial advisors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for doing business with Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.
•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

3

FUND AT A GLANCE

as of April 30, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Michael Bradshaw, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2009.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/30/1978

Class inception date	Class A 1/20/1998	Class B 1/30/1978	Class C 1/29/1998	Class I 2/29/2000

Nasdaq symbol	EKWAX	EKWBX	EKWCX	EKWYX

6-month return with sales charge	45.30%	48.59%	52.60%	N/A

6-month return w/o sales charge	54.16%	53.59%	53.60%	54.36%

Average annual return*

1-year with sales charge	-27.03%	-26.81%	-23.88%	N/A

1-year w/o sales charge	-22.57%	-23.14%	-23.15%	-22.39%

5-year	15.08%	15.39%	15.62%	16.77%

10-year	16.92%	16.75%	16.75%	17.83%

Maximum sales charge	5.75% Front-end	5.00% CDSC	1.00% CDSC	N/A

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class I prior to its inception is based on the performance of Class B, the original class offered. The historical returns for Class I reflect the 1.00% 12b-1 fee applicable to Class B. Class I does not pay a 12b-1 fee. If this fee had not been reflected, returns for Class I would have been higher. The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Precious Metals Fund Class A shares versus a similar investment in the FTSE Gold Mines Index (FTSE Gold Mines), the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The FTSE Gold Mines and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Investments in both foreign securities and gold and other precious metal investments or securities may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that concentrate their investments in a single industry may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of April 30, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,541.59	$7.06
Class B	$1,000.00	$1,535.88	$11.76
Class C	$1,000.00	$1,535.99	$11.76
Class I	$1,000.00	$1,543.55	$5.49
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,019.24	$5.61
Class B	$1,000.00	$1,015.52	$9.35
Class C	$1,000.00	$1,015.52	$9.35
Class I	$1,000.00	$1,020.48	$4.36

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.12% for Class A, 1.87% for Class B, 1.87% for Class C and 0.87% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2009 (unaudited)
		Year Ended October 31,

CLASS A		2008	2007	2006	2005	2004

Net asset value, beginning of period	$33.15	$76.98	$56.05	$36.01	$33.54	$32.12

Income from investment operations
Net investment income (loss)	(0.13)[1]	(0.14)[1]	(0.15)[1]	(0.11)[1]	(0.18)	(0.26)[1]
Net realized and unrealized gains or losses on investments	17.47	(38.79)	24.35	20.47	2.65	2.60

Total from investment operations	17.34	(38.93)	24.20	20.36	2.47	2.34

Distributions to shareholders from
Net investment income	0	0	(0.42)	(0.32)	0	(0.92)
Net realized gains	(1.65)	(4.90)	(2.85)	0	0	0

Total distributions to shareholders	(1.65)	(4.90)	(3.27)	(0.32)	0	(0.92)

Net asset value, end of period	$48.84	$33.15	$76.98	$56.05	$36.01	$33.54

Total return[2]	54.16%	(53.66)%	44.99%	56.86%	7.36%	7.35%

Ratios and supplemental data
Net assets, end of period (thousands)	$449,776	$275,695	$587,874	$413,685	$213,089	$203,168
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.12%[3]	1.05%	1.10%	1.14%	1.30%	1.30%
Expenses excluding waivers/reimbursements and expense reductions	1.12%[3]	1.07%	1.12%	1.16%	1.30%	1.30%
Net investment income (loss)	(0.56)%[3]	(0.21)%	(0.26)%	(0.22)%	(0.55)%	(0.83)%
Portfolio turnover rate	5%	19%	37%	23%	34%	93%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2009 (unaudited)
		Year Ended October 31,

CLASS B		2008	2007	2006	2005	2004

Net asset value, beginning of period	$31.25	$73.39	$53.61	$34.48	$32.35	$31.00

Income from investment operations
Net investment income (loss)	(0.27)[1]	(0.60)[1]	(0.55)[1]	(0.46)[1]	(0.39)[1]	(0.46)[1]
Net realized and unrealized gains or losses on investments	16.41	(36.64)	23.24	19.66	2.52	2.50

Total from investment operations	16.14	(37.24)	22.69	19.20	2.13	2.04

Distributions to shareholders from
Net investment income	0	0	(0.06)	(0.07)	0	(0.69)
Net realized gains	(1.65)	(4.90)	(2.85)	0	0	0

Total distributions to shareholders	(1.65)	(4.90)	(2.91)	(0.07)	0	(0.69)

Net asset value, end of period	$45.74	$31.25	$73.39	$53.61	$34.48	$32.35

Total return[2]	53.59%	(54.00)%	43.96%	55.78%	6.58%	6.62%

Ratios and supplemental data
Net assets, end of period (thousands)	$61,580	$40,766	$99,221	$73,208	$42,905	$45,718
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.87%[3]	1.80%	1.82%	1.84%	2.00%	2.00%
Expenses excluding waivers/reimbursements and expense reductions	1.87%[3]	1.80%	1.82%	1.86%	2.00%	2.00%
Net investment income (loss)	(1.31)%[3]	(0.97)%	(0.98)%	(0.93)%	(1.25)%	(1.53)%
Portfolio turnover rate	5%	19%	37%	23%	34%	93%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2009 (unaudited)
		Year Ended October 31,

CLASS C		2008	2007	2006	2005	2004

Net asset value, beginning of period	$31.02	$72.90	$53.31	$34.30	$32.17	$30.93

Income from investment operations
Net investment income (loss)	(0.27)[1]	(0.60)[1]	(0.55)[1]	(0.45)[1]	(0.39)[1]	(0.46)[1]
Net realized and unrealized gains or losses on investments	16.29	(36.38)	23.09	19.55	2.52	2.48

Total from investment operations	16.02	(36.98)	22.54	19.10	2.13	2.02

Distributions to shareholders from
Net investment income	0	0	(0.10)	(0.09)	0	(0.78)
Net realized gains	(1.65)	(4.90)	(2.85)	0	0	0

Total distributions to shareholders	(1.65)	(4.90)	(2.95)	(0.09)	0	(0.78)

Net asset value, end of period	$45.39	$31.02	$72.90	$53.31	$34.30	$32.17

Total return[2]	53.60%	(54.01)%	43.95%	55.79%	6.62%	6.56%

Ratios and supplemental data
Net assets, end of period (thousands)	$197,735	$129,074	$323,495	$208,445	$103,878	$99,082
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.87%[3]	1.80%	1.82%	1.84%	2.00%	2.01%
Expenses excluding waivers/reimbursements and expense reductions	1.87%[3]	1.80%	1.82%	1.86%	2.00%	2.01%
Net investment income (loss)	(1.31)%[3]	(0.97)%	(0.98)%	(0.92)%	(1.25)%	(1.53)%
Portfolio turnover rate	5%	19%	37%	23%	34%	93%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2009 (unaudited)
		Year Ended October 31,

CLASS I		2008	2007	2006	2005	2004

Net asset value, beginning of period	$33.07	$76.63	$55.78	$35.82	$33.26	$31.83

Income from investment operations
Net investment income (loss)	(0.07)[1]	0.03 [1]	0.01 [1]	0.04 [1]	(0.08)	(0.16)[1]
Net realized and unrealized gains or losses on investments	17.43	(38.69)	24.24	20.33	2.64	2.57

Total from investment operations	17.36	(38.66)	24.25	20.37	2.56	2.41

Distributions to shareholders from
Net investment income	0	0	(0.55)	(0.41)	0	(0.98)
Net realized gains	(1.65)	(4.90)	(2.85)	0	0	0

Total distributions to shareholders	(1.65)	(4.90)	(3.40)	(0.41)	0	(0.98)

Net asset value, end of period	$48.78	$33.07	$76.63	$55.78	$35.82	$33.26

Total return	54.36%	(53.54)%	45.40%	57.30%	7.70%	7.64%

Ratios and supplemental data
Net assets, end of period (thousands)	$27,950	$15,213	$8,293	$5,910	$2,817	$2,786
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.87%[2]	0.82%	0.82%	0.84%	1.00%	1.01%
Expenses excluding waivers/reimbursements and expense reductions	0.87%[2]	0.82%	0.82%	0.86%	1.00%	1.01%
Net investment income (loss)	(0.31)%[2]	0.04%	0.02%	0.09%	(0.25)%	(0.54)%
Portfolio turnover rate	5%	19%	37%	23%	34%	93%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS 90.9%
MATERIALS 90.9%
Metals & Mining 90.9%
Agnico-Eagle Mines, Ltd.	Canada	35,000	$1,537,900
Agnico-Eagle Mines, Ltd.	Canada	920,164	40,588,434
Agnico-Eagle Mines, Ltd. – Canadian Exchange	Canada	173,700	7,678,434
Alamos Gold, Inc. *	Canada	597,600	3,881,170
Anatolia Minerals Development, Ltd. * +	Canada	2,644,100	5,694,576
Andean Resources, Ltd.	Australia	2,000,000	2,354,670
Anglo Platinum, Ltd.	South Africa	27,526	1,488,858
AngloGold Ashanti, Ltd., ADR	South Africa	500,591	15,418,203
Aurizon Mines, Ltd. *	Canada	2,595,700	9,614,509
Avoca Resources, Ltd. *	Australia	2,170,000	2,381,342
Barrick Gold Corp.	Canada	1,439,083	41,877,315
BHP Billiton plc	United Kingdom	190,661	4,016,451
Centerra Gold, Inc. *	Canada	750,000	4,179,586
Companhia Vale do Rio Doce, ADR	Brazil	153,872	2,540,427
Compania de Minas Buenaventura SA, ADR	Peru	929,644	19,671,267
Detour Gold Corp. *	Canada	190,000	1,840,610
Detour Gold Corp. – Canadian Exchange *	Canada	75,000	726,557
Eldorado Gold Corp. *	Canada	187,000	1,480,893
Eldorado Gold Corp. – Canadian Exchange *	Canada	4,013,000	31,880,701
Entree Gold, Inc. * +	Canada	750,000	791,922
Etruscan Resources, Inc. – Canadian Exchange * +	Canada	1,365,000	388,922
Etruscan Resources, Inc. *	Canada	435,000	123,942
Exeter Resource Corp.	Canada	585,000	1,622,685
First Quantum Minerals, Ltd.	Canada	100,500	3,886,764
Franco-Nevada Corp. – Canadian Exchange * 144A	Canada	100,000	2,132,741
Franco-Nevada Corp. – Canadian Exchange *	Canada	170,000	3,617,112
Fresnillo plc	United Kingdom	1,000,000	7,914,517
Gammon Gold, Inc. *	Canada	220,200	1,481,778
Gammon Gold, Inc. – Canadian Exchange *	Canada	865,700	5,752,955
Gold Fields, Ltd., ADR	South Africa	1,599,196	16,631,638
Goldcorp, Inc.	Canada	946,694	26,053,019
Goldcorp, Inc., Class A	Canada	917,254	25,074,018
Great Basin Gold, Ltd. *	Canada	5,155,200	6,350,577
Harry Winston Diamond Corp.	Canada	287,800	1,208,311
Hochschild Mining plc	United Kingdom	899,251	2,983,211
IAMGOLD Corp.	Canada	3,219,044	25,654,159
Impala Platinum Holdings, Ltd.	South Africa	819,346	15,854,720
International Minerals Corp.	Canada	200,700	528,114
Jaguar Mining, Inc. *	Canada	650,000	3,829,297
Kinross Gold Corp. – Canadian Exchange	Canada	3,527,467	54,361,953
Lihir Gold, Ltd. *	Papua New Guinea	14,374,162	31,339,267
Nautilus Minerals, Inc. *	Canada	254,934	245,683
Newcrest Mining, Ltd.	Australia	2,501,510	54,430,093
Newmont Mining Corp.	United States	741,455	29,836,149

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Osisko Mining Corp. *	Canada	1,000,000	$4,776,670
Polymetal, GDR * 144A +	Russia	200,276	1,241,711
Randgold Resources, Ltd., ADR	Channel Islands	1,345,000	65,098,000
Red Back Mining, Inc. *	Canada	2,313,007	16,010,591
Red Back Mining, Inc. * 144A	Canada	300,000	2,086,650
Rockwell Diamonds, Inc. +	Canada	3,750,000	188,553
Royal Gold, Inc.	United States	360,101	13,021,252
San Gold Corp.	Canada	1,000,000	1,717,925
Semafo, Inc. *	Canada	1,593,100	2,456,469
Silvercorp Metals, Inc.	Canada	461,448	1,071,156
Sino Gold Mining, Ltd. *	Australia	3,279,171	12,988,099
Troy Resources NL +	Canada	575,000	525,224
Yamana Gold, Inc.	Canada	940,537	7,439,648
Yamana Gold, Inc. – Canadian Exchange	Canada	2,622,040	20,566,743

Total Common Stocks (cost $492,162,135)			670,134,141

PRIVATE PLACEMENT 2.2%
Evergreen Special Investments (Cayman) SPC * ø ° (cost $11,882,323)	Cayman Islands	10,069	16,496,064

WARRANTS 0.3%
MATERIALS 0.3%
Metals & Mining 0.3%
Agnico Eagle Mines, Ltd., Expiring 12/2/2013 * ☐	Canada	17,500	256,375
Etruscan Resources, Inc., Expiring 11/2/2010 *	Canada	217,500	9,113
Franco-Nevada Corp., Expiring 3/13/2012 *	Canada	42,500	165,256
Great Basin Gold, Ltd., Expiring 10/15/2010 *	Canada	995,250	300,251
Kinross Gold Corp., Expiring 9/3/2013 *	Canada	232,238	813,505
Osisko Mining Corp., Expiring 11/17/2009 * +	Canada	500,000	419,006
Rockwell Diamonds, Inc., Expiring 5/9/2009 * + ☐	Canada	3,750,000	0
Silver Wheaton Corp., Expiring 9/5/2013 *	Canada	12,950	32,246
U.S. Gold Corp., Expiring 2/11/2022 * +	Canada	250,000	64,946

Total Warrants (cost $1,099,865)			2,060,698

	Country	Principal Amount	Value

OTHER 2.1%
Gold Bullion Securities, Ltd. * ¤ (cost $10,327,228)	United Kingdom	$17,774,800	15,423,194

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

SHORT-TERM INVESTMENTS 4.1%
MUTUAL FUND SHARES 4.1%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.23% q ø (cost $30,272,898)	United States	30,272,898	$30,272,898

Total Investments (cost $545,744,449) 99.6%			734,386,995
Other Assets and Liabilities 0.4%			2,653,654

Net Assets 100.0%			$737,040,649

*	Non-income producing security
+	Security is deemed illiquid.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

ø	In addition to the Fund, Evergreen Investment Management Company, LLC is the investment advisor to these holdings.
°	Affiliated company. Company is considered illiquid. Company invests 100% of its assets in gold bullion.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
¤	Security issued in zero coupon form with no periodic interest payments.
q	Rate shown is the 7-day annualized yield at period end.

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of April 30, 2009:

Canada	53.0%
Australia	10.2%
Channel Islands	9.2%
South Africa	7.0%
United States	6.1%
Papua New Guinea	4.5%
United Kingdom	4.3%
Peru	2.8%
Cayman Islands	2.3%
Brazil	0.4%
Russia	0.2%

100.0%

The following table shows portfolio composition as a percent of total long-term investments as of April 30, 2009:

Common Stocks	95.2%
Private Placement	2.3%
Yankee Obligations – Corporate	2.2%
Warrants	0.3%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $503,589,228)	$687,618,033
Investments in affiliated issuers, at value (cost $42,155,221)	46,768,962

Total investments	734,386,995
Foreign currency, at value (cost $1,392,117)	1,409,468
Receivable for Fund shares sold	2,170,596
Dividends receivable	114,420
Prepaid expenses and other assets	55,323

Total assets	738,136,802

Liabilities
Payable for Fund shares redeemed	984,861
Advisory fee payable	9,486
Distribution Plan expenses payable	10,411
Due to other related parties	795
Accrued expenses and other liabilities	90,600

Total liabilities	1,096,153

Net assets	$737,040,649

Net assets represented by
Paid-in capital	$593,497,348
Undistributed net investment loss	(2,696,953)
Accumulated net realized losses on investments	(42,419,643)
Net unrealized gains on investments	188,659,897

Total net assets	$737,040,649

Net assets consists of
Class A	$449,776,076
Class B	61,579,680
Class C	197,734,764
Class I	27,950,129

Total net assets	$737,040,649

Shares outstanding (unlimited number of shares authorized)
Class A	9,209,919
Class B	1,346,204
Class C	4,356,705
Class I	572,974

Net asset value per share
Class A	$48.84
Class A — Offering price (based on sales charge of 5.75%)	$51.82
Class B	$45.74
Class C	$45.39
Class I	$48.78

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2009 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $168,795)	$1,654,715
Income from affiliated issuers	101,861
Securities lending	57,174

Total investment income	1,813,750

Expenses
Advisory fee	1,511,555
Distribution Plan expenses
Class A	488,954
Class B	279,786
Class C	885,915
Administrative services fee	323,817
Transfer agent fees	670,496
Trustees’ fees and expenses	8,215
Printing and postage expenses	50,474
Custodian and accounting fees	181,604
Registration and filing fees	35,347
Professional fees	30,106
Other	11,042

Total expenses	4,477,311
Less: Expense reductions	(281)

Net expenses	4,477,030

Net investment loss	(2,663,280)

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities in unaffiliated issuers	(40,096,433)
Foreign currency related transactions	9,466

Net realized losses on investments	(40,086,967)

Net change in unrealized gains or losses on:
Securities
Unaffiliated issuers	282,547,714
Affiliated issuers	3,040,062
Foreign currency related transactions	(25,437)

Net change in unrealized gains or losses on investments	285,562,339

Net realized and unrealized gains or losses on investments	245,475,372

Net increase in net assets resulting from operations	$242,812,092

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2009 (unaudited)		Year Ended October 31, 2008

Operations
Net investment loss		$(2,663,280)		$(4,828,031)
Net realized gains or losses on investments		(40,086,967)		27,020,736
Net change in unrealized gains or losses on investments		285,562,339		(584,972,361)

Net increase (decrease) in net assets resulting from operations		242,812,092		(562,779,656)

Distributions to shareholders from
Net realized gains
Class A		(13,576,622)		(37,339,301)
Class B		(2,111,553)		(6,622,133)
Class C		(6,665,248)		(21,740,070)
Class I		(754,933)		(537,882)

Total distributions to shareholders		(23,108,356)		(66,239,386)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	1,813,364	84,535,076	3,564,688	232,699,193
Class B	199,673	8,812,093	313,914	20,134,824
Class C	656,005	28,152,543	1,374,757	85,562,708
Class I	228,091	10,515,161	436,060	20,308,271

		132,014,873		358,704,996

Net asset value of shares issued in reinvestment of distributions
Class A	289,854	10,327,529	460,430	29,545,803
Class B	46,647	1,561,756	79,860	4,863,481
Class C	141,485	4,700,143	244,738	14,796,835
Class I	20,760	738,231	8,189	523,007

		17,327,659		49,729,126

Automatic conversion of Class B shares to Class A shares
Class A	38,963	1,748,820	47,867	2,967,673
Class B	(41,529)	(1,748,820)	(50,600)	(2,967,673)

		0		0

Payment for shares redeemed
Class A	(1,248,464)	(55,544,344)	(3,393,526)	(205,122,935)
Class B	(162,964)	(6,763,809)	(390,797)	(22,050,344)
Class C	(601,609)	(24,354,110)	(1,896,449)	(105,215,596)
Class I	(135,869)	(6,091,117)	(92,473)	(5,160,562)

		(92,753,380)		(337,549,437)

Net increase in net assets resulting from capital share transactions		56,589,152		70,884,685

Total increase (decrease) in net assets		276,292,888		(558,134,357)
Net assets
Beginning of period		460,747,761		1,018,882,118

End of period		$737,040,649		$460,747,761

Undistributed net investment loss		$(2,696,953)		$(33,673)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Precious Metals Fund (the “Fund”) is a non-diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.41% as average daily net assets increase. For the six months ended April 30, 2009, the advisory fee was equivalent to an annual rate of 0.47% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may have been deemed to control EIMC. If Wells Fargo was deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement was subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect.

Shareholders approved the new advisory agreement between the Fund and EIMC on March 12, 2009.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended April 30, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2009, the transfer agent fees were equivalent to an annual rate of 0.21% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended April 30, 2009, EIS received $108,608 from the sale of Class A shares and $457, $86,489 and $39,545 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. AFFILIATED COMPANY

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. During the six months ended April 30, 2009, the Fund invested in

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

a wholly-owned subsidiary. A summary of the transactions with the affiliate for the six months ended April 30, 2009 was as follows:

Affiliate	Beginning Shares	Shares Purchased	Shares Sold	Amount of Equity in Net Profit and Loss	Value, End of Period

Evergreen Special Investments (Cayman) SPC	10,069	0	0	$4,613,741	$16,496,064

6. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $57,574,641 and $32,591,904, respectively, for the six months ended April 30, 2009.

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$733,472,299
Level 2 – Other Significant Observable Inputs	914,696
Level 3 – Significant Unobservable Inputs	0

Total	$734,386,995

On April 30, 2009, the aggregate cost of securities for federal income tax purposes was $548,507,924. The gross unrealized appreciation and depreciation on securities based on tax cost was $242,490,859 and $56,611,788, respectively, with a net unrealized appreciation of $185,879,071.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2009, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. During the six months ended April 30, 2009, the Fund had no borrowings.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41.125 million, up to $40.125 million of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

13. NEW ACCOUNTING PRONOUNCEMENT

In April 2009, FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FAS 157-4”). FAS 157-4 provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure will be expanded for each major category of assets. Management of the Fund does not believe the adoption of FAS
157-4 will materially impact the financial statement amounts, but will require additional disclosures. FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

14. SUBSEQUENT EVENT

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

24

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On March 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$232,735,729
Net assets voted “Against”	$8,609,447
Net assets voted “Abstain”	$12,054,367

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566677 rv6 06/2009

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Trust

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: June 29, 2009

By:	/s/ Kasey Phillips

Kasey Phillips Principal Financial Officer

Date: June 29, 2009